As filed with the Securities and Exchange Commission on February 12, 1999


                                                           File Nos. 333-15119
                                                                     811-07893

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549


                                   FORM N-1A


                             REGISTRATION STATEMENT
                                     UNDER

                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 5



                          VARIABLE ANNUITY PORTFOLIOS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


             21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679


   PHILIP W. COOLIDGE, 21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110


     It is proposed that this filing will become effective on the 75th day after the date of filing hereof pursuant to paragraph (a)(2) of Rule 485.

Prospectus





                          CITISELECT(R) VIP PORTFOLIOS

                   A Family of Asset Allocation Mutual Funds
                           Managed by Citibank, N.A.
                  and Offered through the Separate Accounts of
                     Participating Life Insurance Companies



                          CITISELECT(R) VIP FOLIO 100
                          CITISELECT(R) VIP FOLIO 200
                          CITISELECT(R) VIP FOLIO 300
                          CITISELECT(R) VIP FOLIO 400
                          CITISELECT(R) VIP FOLIO 500




                   The Securities and Exchange Commission has
                not approved or disapproved these securities or
                  passed upon the accuracy of this prospectus,
                  and any representation to the contrary is a
                               criminal offense.











[     ] 1999

CITISELECT VIP PORTFOLIOS

TABLE OF CONTENTS

        Funds at a Glance

        Investing in CitiSelect VIP Portfolios
               How to Invest
               How the Price of Shares is Calculated
               How to Sell Shares
               Dividends
               Tax Matters

        Management of the Funds
               Manager
               Management Fees

        More About the Funds
               Principal Investment Strategies
               Risks

        Financial Highlights

FUNDS AT A GLANCE

The five diversified mutual funds described in this prospectus are asset allocation funds that are available for investment through separate accounts offered by certain life insurance companies. You may not purchase these funds directly. You may invest indirectly in the Funds by purchasing an annuity contract or variable life insurance policy offered by a participating life insurance company.

Each Fund invests in a carefully selected mix of equity and fixed income securities that is designed by Citibank to offer a different level of potential return with a corresponding amount of risk. For example, CitiSelect VIP Folio 100 is designed to provide the lowest relative risk, but with a lower level of potential return. CitiSelect VIP Folio 500 is designed to provide the highest potential for return, but with the highest risk. Your investment objective, your investment time frame and your comfort level with risk will help you decide which Fund to consider.

Each Fund has its own investment goal and its own mix of investments. Of course, there is no assurance that any Fund will achieve its goal.

THIS SUMMARY BRIEFLY DESCRIBES EACH OF THE FUNDS AND THE PRINCIPAL RISKS OF INVESTING. FOR MORE INFORMATION, SEE "MORE ABOUT THE FUNDS" ON PAGE______.

FUND GOALS

CITISELECT VIP FOLIO 100

This Fund's goal is as high a level of current income as is consistent with a dominant emphasis on fixed income securities and a small allocation to equity securities.

CITISELECT VIP FOLIO 200

This Fund's goal is as high a total return over time as is consistent with a primary emphasis on fixed income securities and a secondary emphasis on equity securities.

CITISELECT VIP FOLIO 300

This Fund's goal is as high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities.

CITISELECT VIP FOLIO 400

This Fund's goal is as high a total return over time as is consistent with a primary emphasis on equity securities, and a secondary emphasis on fixed income securities.

CITISELECT VIP FOLIO 500

This Fund's goal is as high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities.

MAIN INVESTMENT STRATEGIES

Each Fund invests in a mix of equity and fixed income securities that is designed by Citibank to offer a different level of potential return with a different amount of risk. The Funds' equity securities include common stocks, preferred stocks, securities convertible into common stocks, warrants and depositary receipts (receipts representing the right to receive securities of foreign issuers deposited in a U.S. bank or a local branch of a foreign bank). The Funds' fixed income securities include bonds, short-term notes, mortgage-backed and asset-backed securities, certificates of deposit and repurchase agreements.

        o CITISELECT VIP FOLIO 100 invests primarily in fixed income securities with a small allocation to equity securities. This Fund is expected to be the least volatile of the Funds.

        o CITISELECT VIP FOLIO 200 invests primarily in fixed income securities. A smaller allocation to equity securities gives the potential for some capital growth.

        o CITISELECT VIP FOLIO 300 emphasizes both equity and fixed income securities. This balanced mix offers the growth potential of stocks with the lower volatility of fixed income securities.

        o CITISELECT VIP FOLIO 400 and CITISELECT VIP FOLIO 500 invest primarily in equity securities. They may invest more of their assets in international securities and small cap securities. CitiSelect VIP Folio 500 is expected to be the most volatile of the Funds.

Citibank generally allocates each Fund's assets as provided in this chart, but cash flows into or out of a Fund, or market fluctuations, could produce different results. Citibank monitors each Fund's asset mix daily and conducts quarterly reviews to determine whether to rebalance the Fund's investments. Rebalancing may be accomplished over a period of time, subject to any regulatory restrictions.


                        -------------------------------
                             ASSET CLASS RANGE *
----------------------- ------------- -----------------
                                           FIXED
                           EQUITY          INCOME
----------------------- ------------- -----------------
    CITISELECT VIP
      FOLIO 100            0-20%          80-100%
----------------------- ------------- -----------------
    CITISELECT VIP
      FOLIO 200           20-40%           60-80%
----------------------- ------------- -----------------
    CITISELECT VIP
      FOLIO 300            40-60%          40-60%
----------------------- ------------- -----------------
    CITISELECT VIP
      FOLIO 400            60-80%          20-40%
----------------------- ------------- -----------------
    CITISELECT VIP
      FOLIO 500           75-100%           0-25%
----------------------- ------------- -----------------

     *Each asset class includes other types of investments which are described in this prospectus and which are deemed related to the management of that asset class. Equity and fixed income ranges include investment positions that seek equivalent asset class exposure. When money market instruments are used in connection with these positions they will be counted towards the assets of the applicable asset class.

Citibank may further allocate assets within the equity and fixed income asset classes seeking to minimize risk and volatility and to maximize returns.

    o  Equity securities may be allocated among:
       o  large cap growth securities
       o  large cap value securities
       o  small cap growth securities
       o  small cap value securities, and
       o  international securities.

    o  Fixed income securities may be allocated among
       o U.S. fixed income--government and corporate bonds and short-term debt
       o foreign government bonds and
       o high yield (so-called "junk bonds") bonds.

Citibank is not required to allocate each Fund's assets among all of these types of equity and fixed income securities at all times.

Citibank also allocates assets among different subadvisers who specialize in managing particular kinds of securities or managing in a particular style. This may help the Funds benefit from different investment cycles, such as periods when equities with different characteristics (i.e., growth or value) perform differently. Citibank monitors and supervises all of the Funds' subadvisers and may terminate the services of any subadviser at any time.

The Funds may use derivatives in order to protect (or "hedge") against changes in interest rates or the prices of securities held or to be bought. The Funds may also use derivatives for non-hedging purposes, to enhance potential gains or generate income. In addition, the Funds may use derivatives to manage the maturity or duration of fixed income securities. These derivatives include futures, options and forward foreign currency exchange contracts. A Fund's use of derivatives may involve leveraging. Under leveraging, a relatively small investment may produce substantial losses or gains for the Fund, well beyond the Fund's initial investment.

The Funds may use other investment techniques, such as short sales, which also may entail leveraging, in that a Fund's losses from short sales may be unlimited.

MAIN RISKS

Like all mutual funds, you may lose money if you invest in the Funds. The principal risks of investing in CitiSelect VIP Folios are described below. Please remember that the risks of investing in each Fund depend on the securities it holds and the investment strategies it uses. For example, Funds investing more of their assets in fixed income securities may be more susceptible to interest rate risk and credit risk than Funds investing more of their assets in equity securities. Conversely, Funds investing more of their assets in equity securities may be susceptible to greater price volatility than Funds investing more of their assets in fixed income securities. See page ___ for more information about risks.

     o MARKET RISK. This is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions, or due to a company's individual situation. The value of the Funds' shares will change daily as the value of their underlying securities change. This means that your shares may be worth more or less when you sell them than when you bought them.

        It is also possible that the Funds will not perform as intended. For example, CitiSelect VIP Folio 100 is expected to be the least volatile of the Funds. However, under certain market conditions this Fund could be more volatile than one or more of the other Funds.

     o EQUITY SECURITIES. Equity securities are subject to market risk that historically has resulted in greater price volatility than exhibited by fixed income securities.

     o INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause the Funds' share prices to go down.

     o CREDIT RISK. Some issuers may not make payments on debt securities held by the Funds, causing a loss. Or, an issuer's financial condition may deteriorate, lowering the credit quality of a security and leading to greater volatility in the price of the security and in shares of a Fund. The prices of lower rated securities often are more volatile than those of higher rated securities, and there may be more difficulty in selling lower rated securities in the market. These risks are more pronounced with so-called "junk bonds" which are debt obligations that are rated below investment-grade.

     o FOREIGN SECURITIES. Investments in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. There may be rapid changes in the value of foreign securities, causing the Funds' share prices to be volatile. Also, in certain circumstances, the Funds could realize reduced or no value in U.S. dollars from their investments in foreign securities, causing the Funds' share prices to go down.

        Each Fund may invest in issuers located in emerging, or developing, markets. All of the risks of investing in foreign securities are heightened by investing in these markets.

     o SMALLER COMPANIES. The securities of smaller capitalized companies may have more risks than those of larger, more seasoned companies. They may be particularly susceptible to market downturns and their prices may be more volatile, causing the Funds' share prices to be volatile.

     o PREPAYMENT RISK. The issuers of debt securities held by a Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. A Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and a Fund's share prices more volatile. Mortgage-backed securities are particularly susceptible to prepayment risk and their prices may be very volatile.

     o SPECIAL CHARACTERISTICS OF CONVERTIBLE SECURITIES. Convertible securities, which are debt securities that may be converted into stock, are subject to the market risk of stocks, and, like other debt securities, are also subject to interest rate risk and the credit risk of their issuers.

     o DERIVATIVES. The Funds' use of derivatives (such as futures contracts and forward foreign currency contracts), particularly for non-hedging purposes, may be risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Funds' share prices to go down. Each Fund's ability to use derivatives successfully depends on the ability of the Fund's portfolio managers to accurately predict movements in stock prices, interest rates, currency exchange rates or other economic factors. If these predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives. Some of a Fund's use of derivatives may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

Please note that an investment in the Funds is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in CitiSelect VIP Portfolios is not a complete investment program.

You should consider investing in CitiSelect VIP Folios if you are seeking to reduce the risks of investing in a single asset or type of asset, and to cushion the volatility of financial markets by investing in diversified portfolios of several types of assets. The Funds offer a convenient way to own a portfolio tailored to specific investment goals.

     o CITISELECT VIP FOLIO 100 is designed for investors seeking current income with relatively low risk but with some growth potential, and who have an investment horizon of at least three years.

     o CITISELECT VIP FOLIO 200 is designed for investors seeking relatively lower risk provided by substantial investments in fixed income securities, but who also seek some capital growth, and who have an investment horizon of at least five years.

     o CITISELECT VIP FOLIO 300 is designed for investors seeking a balanced approach by emphasizing stocks for their higher capital appreciation potential but retaining a significant fixed income component to temper volatility, and who have an investment horizon of at least five years.

     o CITISELECT VIP FOLIO 400 and CITISELECT VIP FOLIO 500 are designed for investors willing and able to take higher risks in the pursuit of long-term capital appreciation, and who have an investment horizon of at least five years. CitiSelect VIP Folio 500 is designed for investors who can withstand greater market swings to seek potential long-term rewards. CitiSelect VIP Folio 400 is designed for investors seeking long-term rewards, but with less volatility.

Don't invest in CitiSelect VIP Portfolios if you are not prepared to accept daily share price fluctuations.


FUND PERFORMANCE

The following bar charts and tables can help you evaluate the risks of investing in each Fund, and how its returns have varied over time.

o    The bar charts show changes in the Funds' performance from year to year.

o The tables show how the Funds' average annual returns for the periods indicated compare, in each case, to several broad measures of stock and bond performance. Please remember that, unlike the Funds, the market indexes do not include the costs of buying and selling securities and other Fund expenses.

o In both the charts and tables, and the related information, the returns shown for the Funds do not take into account any fees that are paid by the separate accounts through which shares of the Funds are sold. If these fees had been included, the returns would have been lower.

When you consider this information, please remember that the Funds' past performance is not necessarily an indication of how they will perform in the future.

CITISELECT VIP FOLIO 100

The Fund is newly offered and does not have any investment returns at the date of this prospectus. For up-to-date yield information, please call 1-800-[ ].



                                         -------------------------------------------------
CITISELECT VIP FOLIO 200                 HIGHEST AND LOWEST RETURNS
                                         For Calendar Quarters Covered by the Bar Chart

                                         -------------------------------------------------
                                                                       Quarter Ending
TOTAL RETURN                             -------------------------------------------------
(per calendar year)                         Highest        [ %]         [    , 1998]
                                         -------------------------------------------------
                                            Lowest         [ %]         [    , 1998]
                                         -------------------------------------------------


1998
                                         -------------------------------------------------
[bar chart for calendar                  AVERAGE ANNUAL TOTAL RETURNS
year 1998]                               As of December 31, 1998
                                         -------------------------------------------------
                                                            1 Year       Life of Fund
1998...........   [      ]%                                                 Since
                                                                         February 10,
                                                                            1997
                                         -------------------------------------------------
                                           CitiSelect VIP    ____%          ____%
                                            Folio 200
                                         -------------------------------------------------
                                           Lehman Bros.
                                           Intermediate
                                           Gov't Corp.       ____%          ____%
                                            Bond Index
                                         -------------------------------------------------
                                           S&P 500 Index     ____%          ____%
                                         -------------------------------------------------
                                           Russell 2000
                                              Index          ____%          ____%
                                         -------------------------------------------------
                                           MSCI-EAFE
                                             Index           ____%          ____%
                                         -------------------------------------------------
                                           Salomon Bros.
                                             Non-$World
                                           Gov't - Foreign   ____%          ____%
                                             Gov't Bonds
                                         -------------------------------------------------



                                         -------------------------------------------------
CITISELECT VIP FOLIO 300                 HIGHEST AND LOWEST RETURNS
                                         For Calendar Quarters Covered by the Bar Chart
                                         -------------------------------------------------
TOTAL RETURN                                                           Quarter Ending
(per calendar year)                      -------------------------------------------------
                                           Highest         [ %]          [    , 1998]
                                         -------------------------------------------------
                                            Lowest         [ %]          [    , 1998]
                                         -------------------------------------------------


1998
                                         -------------------------------------------------
[bar chart for calendar                  AVERAGE ANNUAL TOTAL RETURNS
year 1998]                               As of December 31, 1998

                                         -------------------------------------------------
                                                            1 Year       Life of Fund
1998...........   [  ]%                                                     Since
                                                                         February 10,
                                                                              1997
                                         -------------------------------------------------
                                           CitiSelect VIP    ____%          ____%
                                            Folio 300
                                         -------------------------------------------------
                                           Lehman Bros.
                                           Intermediate
                                           Gov't Corp.       ____%          ____%
                                            Bond Index
                                         ------------------------------------------------
                                           S&P 500 Index     ____%          ____%
                                         ------------------------------------------------
                                           Russell 2000
                                              Index          ____%          ____%
                                         ------------------------------------------------
                                           MSCI-EAFE
                                              Index          ____%          ____%
                                         ------------------------------------------------
                                           Salomon Bros.
                                            Non-$World
                                          Gov't - Foreign    ____%          ____%
                                           Gov't Bonds
                                         ------------------------------------------------


                                         -------------------------------------------------
CITISELECT VIP FOLIO 400                 HIGHEST AND LOWEST RETURNS
                                         For Calendar Quarters Covered by the Bar Chart
                                         -------------------------------------------------
                                                                        Quarter Ending
TOTAL RETURN                             -------------------------------------------------
(per calendar year)                         Highest        [ %]          [   , 1998]
                                         -------------------------------------------------
                                            Lowest         [ %]          [   , 1998]
                                         -------------------------------------------------


1998
                                         -------------------------------------------------
[bar chart for calendar                  AVERAGE ANNUAL TOTAL RETURNS
year 1998]                               As of December 31, 1998
                                         -------------------------------------------------
                                                            1 Year       Life of Fund
1998...........   [   ]%                                                    Since
                                                                         February 10,
                                                                             1997
                                         -------------------------------------------------
                                           CitiSelect VIP    ____%          ____%
                                             Folio 400
                                         -------------------------------------------------
                                           Lehman Bros.
                                           Intermediate
                                           Gov't Corp.       ____%          ____%
                                            Bond Index
                                         -------------------------------------------------
                                           S&P 500 Index     ____%          ____%
                                         -------------------------------------------------
                                           Russell 2000
                                              Index          ____%          ____%
                                         -------------------------------------------------
                                           MSCI-EAFE
                                              Index          ____%          ____%
                                         -------------------------------------------------
                                           Salomon Bros.
                                            Non-$World
                                           Gov't - Foreign   ____%          ____%
                                            Gov't Bonds
                                         -------------------------------------------------


                                         -------------------------------------------------
CITISELECT VIP FOLIO 500                 HIGHEST AND LOWEST RETURNS
                                         For Calendar Quarters Covered by the Bar Chart
                                         -------------------------------------------------
                                                                        Quarter Ending
TOTAL RETURN                             -------------------------------------------------
(per calendar year)                         Highest        [ %]          [   , 1998]
                                         -------------------------------------------------
                                            Lowest         [ %]          [   , 1998]
                                         -------------------------------------------------

1998

                                         -------------------------------------------------
[bar chart for calendar                  AVERAGE ANNUAL TOTAL RETURNS
year 1998]                               As of December 31, 1998
                                         -------------------------------------------------
                                                              1 Year     Life of Fund
                                                                            Since
                                                                         February 10,
                                                                             1997
                                         -------------------------------------------------
                                           CitiSelect VIP     ____%         ____%
                                             Folio 500
                                         -------------------------------------------------
                                            S&P 500
                                            Index
                                                              ____%         ____%
                                         -------------------------------------------------
                                           Russell 2000
                                              Index           ____%         ____%
                                         -------------------------------------------------
                                           MSCI-EAFE
                                              Index           ____%         ____%
                                         -------------------------------------------------
                                          Salomon Bros.
                                          Non-$ World
                                          Gov't - Foreign
                                          Gov't Bonds         ____%         ____%
                                         -------------------------------------------------

INVESTING IN CITISELECT VIP PORTFOLIOS

HOW TO INVEST

You may not buy shares directly. You can invest in the Funds by purchasing a variable annuity contract or variable life insurance policy offered by a participating insurance company separate account. Variable annuity contracts and life insurance policies are issued by insurance companies. You should read both this prospectus and the prospectus of the participating insurance company separate account before you invest. The separate account prospectus will tell you:

     o how to purchase a variable annuity contract or variable life insurance policy

     o how to select specific Funds as investment options for the contract or policy

     o whether you can transfer money from one investment option to another

     o how to withdraw from or cancel your contract or policy

     o the specific terms and provisions of the contract or policy, including

       o sales and surrender charges

       o mortality and expense risk fees, and

       o other fees and expenses that may be payable under the contract or policy

The separate accounts buy Fund shares based upon available cash from premium payments and the instructions the accounts receive from their contract and policyholders. Shares of the CitiSelect VIP Portfolios are offered continuously and purchases may be made Monday through Friday, except on certain holidays. The Funds and the Funds' distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (NAV) the next time it is calculated after the order is received and accepted by the Funds or the Fund's agent. NAV is the value of a single share of a Fund. The Funds do not have any sales charges.

HOW THE PRICE OF SHARES IS CALCULATED

Each Fund calculates its NAV every day the New York Stock Exchange is open for trading. This calculation is made at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. On days when the financial markets in which the Funds invest close early, NAV will be calculated as of the close of those markets.

The Fund's securities are valued primarily on the basis of market quotations. When market quotations are not available, the Fund may price securities at fair value. Fair value is determined in accordance with procedures approved by the Fund's Board of Trustees. When the Fund uses the fair pricing method, a security may be priced higher or lower than if the Fund had used a market quotation to price the same security. For foreign securities the values are translated from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, the Funds use a rate believed to reflect the currency's fair value in U.S. dollars. Trading may take place in foreign securities held by a Fund on days when the Fund is not open for business. As a result, a Fund's NAV may change on days on which it is not possible to purchase or sell shares of the Fund.

HOW TO SElL SHARES

A separate account may sell Fund shares to generate cash to meet various obligations under the contracts and policies issued by it. For example, if you invest in a Fund through a variable annuity contract and request a partial withdrawal or cancellation of the contract, the separate account may sell Fund shares to pay you. You should read your separate account prospectus carefully to find out:

     o how you may withdraw from or cancel your contract or policy

     o what surrender fees or expenses you may incur

     o whether you may be taxed on the amount of withdrawal, including any penalty tax

A separate account may sell (redeem) shares on any business day. The price will be the NAV the next time it is calculated after the redemption request in proper form has been received.

Payment from the redemption will be generally made to the separate account within seven days after the request is made. Redemption proceeds may be delayed, or the right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay redemption proceeds by distributing securities instead of cash. In that case, the separate account may incur costs (such as brokerage commissions) converting the securities into cash.


DIVIDENDS

Each Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend on or about the last day of December. Each Fund's net realized short-term and long-term capital gains, if any, will also be distributed annually in December. A Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

All dividends and distributions from a Fund are automatically invested in additional shares of the Fund.

TAX MATTERS

Because you do not own shares in the Funds directly, generally you are not taxed directly on Fund distributions. However, you may be subject to taxation when you receive distributions from your variable annuity contract or variable life insurance policy. You should refer to the prospectus for your contract or policy for information on the taxes relating to your investment and the tax consequences of any withdrawal of your investment. You may also wish to consult with your own tax advisor about your particular situation, and the tax consequences of your investment under state and local laws.

MANAGEMENT OF THE FUNDS

MANAGER

The CitiSelect VIP Portfolios draw on the strength and experience of Citibank. Citibank is the investment manager of each Fund, and subject to policies set by the Funds' Trustees, Citibank makes investment decisions. Citibank, with headquarters at 153 East 53rd Street, New York, New York, has been managing money since 1822. With its affiliates, it currently manages more than $290 billion in assets worldwide. Citibank is a wholly owned subsidiary of Citicorp, which is, in turn, a wholly owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998. "CitiSelect" is a registered trademark of Citicorp.

Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Funds. However, in making investment decisions for the Funds, Citibank does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

Richard Goldman, a Vice President of Citibank, has been the overall portfolio manager of the Funds since January, 1999 and is responsible for determining asset allocations, supervising and monitoring the performance of the Citibank personnel described below who are responsible for the Funds' securities, and supervising and monitoring the performance of the subadvisers. Mr. Goldman's investment experience is discussed below.

The following subadvisers currently manage the following kinds of securities for the Funds:

SMALL CAP VALUE SECURITIES: Franklin Advisory Services, Inc., One Parker Plaza, 19th Floor, Fort Lee, New Jersey 07024. Franklin Advisory Services is a registered investment adviser. William J. Lippman, President of Franklin Advisory Services or its predecessor since 1988, has been responsible for the daily management of U.S. small cap value securities since the Funds' inception.

LARGE CAP VALUE SECURITIES: Mutual Management Corp. (MMC), 388 Greenwich Street, New York, New York 10013. MMC, an affiliate of Citibank, is a registered investment adviser that took over responsibility for the daily management of the Funds' large cap value securities on January 22, 1999. Prior to this date, Miller Anderson & Sherrerd LLP was responsible for the daily management of large cap value securities. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. Frances A. Root, a Director of MMC and a Senior Portfolio Manager, has been responsible for the daily management of large cap value securities since MMC assumed responsibility on January 22, 1999. She joined Smith Barney Capital Management in 1992. Formerly, she was with Shearson Lehman Advisors as a Vice President and Portfolio Manager for seven years and prior to that, with E.F. Hutton & Company, Inc.

INTERNATIONAL EQUITY SECURITIES: Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400. Hotchkis and Wiley is a division of Merrill Lynch Asset Management, L.P., a registered investment adviser. Harry W. Hartford and Sarah H. Ketterer have been responsible for the daily management of international equity securities since the Funds' inception. Prior to joining Hotchkis and Wiley in 1994, Mr. Hartford was with The Investment Bank of Ireland (now Bank of Ireland Asset Management), as a Senior Manager, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis and Wiley in 1990, Ms. Ketterer was an associate with Bankers Trust and an analyst at Dean Witter.

HIGH YIELD BOND: Salomon Brothers Asset Management Inc (SBAM Inc), 7 World Trade Center, New York, New York 10048. SBAM Inc, an affiliate of Citibank, is a registered investment adviser that began to manage the Funds' high yield bond securities on [ ], 1999, the date on which this asset class was added to the Funds. SBAM Inc is an indirect wholly owned subsidiary of Citigroup Inc. Beth
A. Semmel, a Managing Director of SBAM Inc and a member of its Investment Policy Committee, has been responsible for the daily management of the Fund's high yield bond securities since SBAM Inc assumed responsibility for these assets. At SBAM Inc, Ms. Semmel, who joined SBAM Inc. as a Vice President and Analyst in May 1993, is a Portfolio Manager and Senior Analyst and has been responsible for SBAM Inc's high yield portfolios, for evaluating high yield securities and for covering consumer-related industries. Ms. Semmel was with Morgan Stanley Asset Management as a high yield bond analyst from 1989 to 1993 and with Kidder Peabody as an equity analyst from 1982 to 1989.

FOREIGN GOVERNMENT SECURITIES: Salomon Brothers Asset Management Limited (SBAML), Victoria Plaza, 111 Buckingham Palace Road, London SWIS OSB, U.K. SBAML, an affiliate of Citibank, is a U.S. registered investment adviser that took over responsibility for the daily management of the Funds' foreign government securities on ________, 1999. Prior to this date, Pacific Investment Management Company was responsible for the daily management of the Funds' foreign government securities. SBAML is a wholly owned indirect subsidiary of Citigroup Inc. David Scott, a Director and Head of Global Fixed Income of SBAML, has been responsible for the management of foreign government securities since SBAML assumed responsibility for these assets. Mr. Scott joined SBAML in April 1994. Prior to that, Mr. Scott worked for four years at JP Morgan Investment Management where he had responsibility for global and non-dollar portfolios; and prior to that, for Mercury Asset Management.

Citibank is responsible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. Certain funds managed by Citibank have applied for exemptive relief from the Securities and Exchange Commission which would permit them to employ subadvisers without shareholder approval. The requested exemptive relief also would permit the terms of sub-advisory agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a sub-advisory agreement, in each case without shareholder approval if those changes or continuation are approved by the fund's Board of Trustees. There is no assurance that the SEC will grant the requested relief. If the requested relief is granted, the Funds also will be permitted to employ subadvisers without shareholder approval, subject to compliance with certain conditions. If a Fund adds or changes a subadviser without shareholder approval, this Prospectus would be revised and shareholders notified.

The following individuals at Citibank are responsible for the management of all other Fund investments:

LARGE CAP GROWTH SECURITIES: Grant D. Hobson and Richard Goldman, Vice Presidents, have been responsible for the daily management of large cap growth securities since the Funds' inception. Mr. Hobson is a Senior Portfolio Manager responsible for managing U.S. equity portfolios for trust and pension accounts of Citibank Global Asset Management and currently manages, or co-manages, more than $4 billion of total assets at Citibank. Prior to joining Citibank in 1993, Mr. Hobson was a securities analyst and sector manager for pension accounts and mutual funds for Axe Houghton, formerly a division of USF&G. Mr. Goldman is a Senior Investment Officer and lead portfolio manager for the Focused Growth Large Cap Funds. He joined Citibank in 1985 as an assistant portfolio manager, working on quantitative portfolio strategies. Within the investment unit, he has had responsibilities in both product development and portfolio management, and he spent several years working for the firm's senior management where his responsibilities included Citicorp's relationships with its investors and rating agencies. He currently manages, or co-manages, approximately $6 billion of total assets at Citibank.

SMALL CAP GROWTH SECURITIES: Marguerite Wagner, Vice President and Senior Portfolio Manager, has been responsible for the daily management of the Funds' small cap growth securities since January, 1999. Ms. Wagner joined Citibank in 1985. Since 1995, she has had portfolio management and research analyst responsibility for an internal mid-cap common trust fund and private equity managed accounts. From 1992 through the end of 1994, Ms. Wagner was a member of the small capitalization equity management group of Citibank Global Asset Management. Prior to 1992, she managed portfolios for the Private Banking Group of Citibank.

DOMESTIC FIXED INCOME SECURITIES: Mark Lindbloom, Vice President, has been responsible for the daily management of domestic fixed income securities since the Funds' inception, and has been a portfolio manager for fixed income securities since joining Citibank in 1986. Mr. Lindbloom has more than 19 years of investment management experience. Prior to joining Citibank, Mr. Lindbloom was a Fixed Income Portfolio Manager with Brown Brothers Harriman & Co., where he managed fixed income assets for discretionary corporate portfolios.

MANAGEMENT FEES

For the services Citibank and the subadvisers provided under management agreements for the Funds and their underlying mutual funds for their fiscal years ended December 31, 1998, Citibank and the subadvisers received for each Fund other than CitiSelect VIP Folio 100, a total of 0.75% of each Fund's average daily net assets. Citibank and the subadvisers receive fees at an annual rate of 0.50% of CitiSelect VIP Folio 100's average daily net assets for its then-current fiscal year.

MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments, investment strategies and risks appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Funds' principal investment strategies are the strategies that, in the opinion of Citibank, are most likely to achieve each Fund's investment goal. Of course, there can be no assurance that any Fund will achieve its goal. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. Of course, a Fund's portfolio managers may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time. Each Fund's goal and strategies may be changed without shareholder approval.

Each Fund is a diversified asset allocation mutual fund that invests in a mix of equity and fixed income securities. Each Fund's asset mix is designed by Citibank to offer a different level of potential return with a corresponding amount of risk. For example, equity securities typically have greater potential for growth of capital than fixed income securities, and have the potential to outperform fixed income securities over the long term. However, equity securities generally are more volatile. Fixed income securities sometimes go up in value when equity securities go down. As a result, a Fund investing a higher percentage of its assets in equity securities may, over time, have the potential to generate higher returns than a Fund investing more in fixed income securities, but it may be more volatile and a riskier investment. In making asset allocations, Citibank studies the long-term performance and valuation relationships among these two types of securities and the effects of market and economic variables on those relationships. Each Fund's asset mix is determined by Citibank to be an optimal combination of stocks and bonds that maximizes potential returns for the level of risk associated with that Fund's investment goal. Of course, there can be no assurance that the Funds will perform as intended.

Citibank generally allocates each Fund's assets among equity and fixed income securities (each referred to as an asset class) as provided in the following chart. However, cash flows into or out of a Fund, or changes in market valuations, could produce different results. Citibank monitors each Fund's asset mix daily and conducts quarterly reviews to determine whether to rebalance the Fund's investments. Rebalancing may be accomplished over a period of time, subject to any regulatory restrictions.

                       ----------------------------------------
                                 ASSET CLASS RANGE *
---------------------- ----------------- ----------------------
                                                 FIXED
                            EQUITY              INCOME
---------------------- ----------------- ----------------------
   CITISELECT VIP
      FOLIO 100             0-20%               80-100%
---------------------- ----------------- ----------------------
   CITISELECT VIP
      FOLIO 200             20-40%              60-80%
---------------------- ----------------- ----------------------
   CITISELECT VIP
      FOLIO 300             40-60%              40-60%
---------------------- ----------------- ----------------------
   CITISELECT VIP
      FOLIO 400             60-80%              20-40%
---------------------- ----------------- ----------------------
   CITISELECT VIP
      FOLIO 500            75-100%               0-25%
---------------------- ----------------- ----------------------

     *Each asset class includes other types of investments which are described in this prospectus and which are deemed related to the management of that asset class. Equity and fixed income ranges include investment positions that seek equivalent asset class exposure. When money market instruments are used in connection with these positions they will be counted towards the assets of the applicable asset class.

Citibank may further allocate each Fund's equity securities among large cap securities, small cap securities and international securities, and each Fund's fixed income securities among U.S. and foreign government and corporate bonds and between high yield securities and investment grade securities. These further allocations are intended to maximize returns while managing overall volatility. Each asset class and the types of securities in that class are described below. There is no requirement that Citibank allocate a Fund's assets among all of the foregoing types of equity and fixed income securities at all times.

MANAGEMENT STYLE. In allocating assets while seeking to maximize returns, Citibank employs a multi-style, multi-manager strategy. Citibank believes that there are periods when securities with particular characteristics, or selected based on a particular investment style, outperform other kinds of securities in the same asset class. Citibank attempts to blend asset classes and complementary investment styles through investment cycles.

To implement this strategy, Citibank has recommended that the Funds employ subadvisers with expertise managing specific types of securities or managing in a particular style. The following subadvisers currently manage the following kinds of securities:

------------------------------------------------------------------------------
small cap value securities          Franklin Advisory Services, Inc.
------------------------------------------------------------------------------
large cap value securities          Mutual Management Corporation
------------------------------------------------------------------------------
international equity securities     Hotchkis and Wiley
------------------------------------------------------------------------------
foreign government securities       Salomon Brothers Asset Management Limited
------------------------------------------------------------------------------
high yield bonds                    Salomon Brothers Asset Management, Inc
------------------------------------------------------------------------------

Citibank manages all other kinds of securities, including large cap growth, small cap growth, and domestic fixed income securities. Citibank monitors and supervises the activities of the subadvisers and may terminate the services of any subadviser at any time.

THE EQUITY CLASS

Each Fund generally diversifies its equity securities among large cap issuers, small cap issuers and international issuers. The mix of equity securities varies from Fund to Fund. For example, CitiSelect VIP Folio 400 currently emphasizes securities of small cap issuers and international issuers to a greater extent than CitiSelect VIP Folios 100, 200 and 300. CitiSelect VIP Folio 500 currently emphasizes securities of small cap issuers and international issuers to a greater extent than CitiSelect VIP Folio 400. The types of equity securities emphasized may change over time and in different market conditions, and there is no requirement that each Fund invest in each type of equity security.

LARGE CAP ISSUERS. Large cap issuers are those with market capitalizations within the top 1,000 stocks of the equity market. In selecting large cap securities, the Funds emphasize securities issued by established companies with stable operating histories.

SMALL CAP ISSUERS. Small cap issuers are those with market capitalizations below the top 1,000 stocks of the equity market. These stocks may include stocks in the Russell 2000 Index, which is an index of small cap stocks. Small cap companies generally have negligible dividend yields and extremely high levels of volatility. They may offer more profit opportunity during certain economic conditions than large and medium sized companies, but they also involve special risks.

INTERNATIONAL ISSUERS. International issuers are those based outside the United States. The Funds emphasize securities included in the EAFE Index, which contains securities of companies located in Europe, Australia and the Far East. The Funds also may invest in emerging market equity securities. There may be investment opportunities in overseas markets not present in the U.S., and market performance in the U.S. and abroad may not be the same or highly correlated. However, overseas investments, particularly in emerging markets, involve special risks.

See "Risks" for more information about the risks associated with investing in equity securities.

------------------------------------------------------------------------------
WHAT ARE EQUITY SECURITIES?

     EQUITY SECURITIES generally represent an ownership interest (or a right to acquire an ownership interest) in an issuer, and include COMMON STOCKS, SECURITIES CONVERTIBLE INTO COMMON STOCKS, PREFERRED STOCKS, WARRANTS for the purchase of stock and DEPOSITARY RECEIPTS (receipts which represent the right to receive the securities of non-U.S. issuers deposited in a U.S. or correspondent bank). While equity securities historically have been more volatile than fixed income securities, they historically have produced higher levels of total return. Citibank believes that longer term, investors with diversified equity portfolios have a higher probability of achieving their investment goals with lower levels of volatility than those who have not diversified.
------------------------------------------------------------------------------

THE FIXED INCOME CLASS

Each Fund generally diversifies its fixed income securities among investment grade corporate debt obligations, securities issued by the U.S. government and its agencies and instrumentalities, securities issued by foreign governments, and high yield corporate debt obligations. The mix of fixed income securities varies from Fund to Fund. There is no requirement that each Fund invest in each type of fixed income security.

The Funds may invest in securities with all maturities, including long bonds (10+ years), intermediate notes (3 to 10 years) and short-term notes (1 to 3 years).

GOVERNMENT SECURITIES. U.S. government securities are high quality instruments issued or guaranteed as to principal and interest by the U.S. government or by an agency or instrumentality of the U.S. government. U.S. government securities have minimal credit risk. Securities issued or guaranteed as to principal and interest by foreign governments or agencies or instrumentalities of foreign governments (which include securities of supranational agencies) also may provide opportunities for income with minimal credit risk. Even though government securities have minimal credit risk, they still fluctuate in value when interest rates change.

INVESTMENT GRADE CORPORATE BONDS. Corporate bonds are used by U.S. and foreign corporate issuers to borrow money from investors, and may have varying maturities. Investment grade securities are those rated Baa or better by Moody's, BBB or better by Standard & Poor's or which Citibank or a subadviser believes to be of comparable quality. Securities rated Baa or BBB and securities of comparable quality may have speculative characteristics. Bonds have varying degrees of quality and varying degrees of sensitivity to changes in interest rates. For example, the values of lower quality bonds generally fluctuate more than higher quality bonds. Investment in bonds of U.S. and foreign corporate issuers may provide higher levels of current income than government securities.

HIGH YIELD DEBT OBLIGATIONS. High yield debt obligations, also called "junk bonds," are fixed income securities that are generally rated in the lower rating categories, if rated, and are considered to be below investment grade. Some may be rated, at the time of purchase, as low as Caa by Moody's or CCC by S&P or may be deemed to be of comparable quality. These securities often offer higher yields than higher rated securities. However, these securities also involve significantly greater risks, including the risk of default and price volatility, than higher rated securities. The Funds may purchase both U.S. and foreign high yield debt obligations, including both dollar-denominated securities and those denominated in foreign currencies, as well as those from developing countries. No Fund anticipates investing more than 25% of its assets in high yield debt obligations.

See "Risks" for more information about the risks associated with investing in fixed income securities.

------------------------------------------------------------------------------
WHAT ARE FIXED INCOME SECURITIES?

     FIXED INCOME SECURITIES generally represent a debt obligation of an issuer, and include BONDS, SHORT-TERM OBLIGATIONS and MORTGAGE-BACKED and ASSET-BACKED SECURITIES. Fixed income securities, in general, offer a fixed stream of cash flow. Most bond investments focus on generating income. The potential for capital appreciation is a secondary objective. The value of fixed income securities generally goes up when interest rates go down, and down when rates go up. The value of these securities also fluctuates based on other market and credit factors.
------------------------------------------------------------------------------

DERIVATIVES. The Funds may use derivatives in order to protect (or "hedge") against declines in the value of securities held by the Funds or increases in cost of securities to be purchased in the future, or to hedge against changes in interest rates. The Funds may also use derivatives for non-hedging purposes, to generate income or enhance potential gains. In addition, the Funds may use derivatives to manage the effective maturity or duration of fixed income securities. These derivatives include bond or stock index futures, foreign currency futures, forwards and exchange contracts, options on securities and foreign currencies, options on interest rate and stock index futures and swaps. In some cases, the derivatives purchased by the Funds are standardized contracts traded on commodities exchanges or boards of trade. This means that the exchange or board of trade guaranties counterparty performance. In other cases, the derivatives may be illiquid, and the Funds may bear more counterparty risk.

Derivatives may not be available on terms that make economic sense (for example, they may be too costly). The Fund's ability to use derivatives may also be limited by tax considerations.

A Fund's use of derivatives may involve leveraging. Under leveraging, a relatively small investment may produce substantial losses or gains for the Fund, well beyond the Fund's initial investment.

------------------------------------------------------------------------------
WHAT ARE SHORT SALES?

When a Fund's portfolio manager anticipates that the price of a security will decline, the manager may enter into an agreement to sell the security, even though the Fund does not own the security. This technique is called SELLING SHORT. The Fund will then borrow the same security from a broker or other institution in order to complete the sale. The Fund must later purchase the security in order to return the security borrowed. If the portfolio manager has predicted accurately, the price at which the Fund buys the security will be less than the price at which the Fund earlier sold the security, creating a profit for the Fund. However, if the price of the security goes up during this period, the Fund will be forced to buy the security for more than its sale price, causing a loss to the Fund.
------------------------------------------------------------------------------

The Funds may use other investment techniques, such as short sales, which also may entail leveraging. The Fund's short sales are not required to be "against the box," and therefore, a Fund's losses from short sales may be unlimited.

DEFENSIVE STRATEGIES. The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality money market and other short-term instruments, and may not be pursuing their investment goals.

NEW INVESTMENT STRUCTURE. At the date of this prospectus, the Funds, like most mutual funds, invest directly in securities. However, the Funds intend, in the future, to convert to a new investment structure, sometimes called a "fund of funds." In the new investment structure, the Funds, instead of investing directly in securities, will invest in multiple Portfolios. Each Portfolio is a mutual fund with its own investment goals and policies. The Portfolios buy, hold and sell securities in accordance with these goals and policies. Of course, there can be no assurance that the Funds or the Portfolios will achieve their goals. Each Portfolio invests in securities in a particular asset class, in particular types of securities or in securities of particular maturities or duration.

The Funds expect to convert to the new investment structure during 1999, although it is possible that the conversion could be delayed.

After the new investment structure is in place, a Fund may withdraw its investment in any Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. Each Portfolio may change its investment goals and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund and its other investors at least 30 days before implementing any change in its investment goals. A change in investment goals, policies or restrictions may cause a Fund to withdraw its investment in a Portfolio. If the Fund were to withdraw, the Fund could either invest in another mutual fund or pooled investment vehicle or invest directly in securities. Upon withdrawal, the Fund could receive securities from a Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

Under the new investment structure, each Fund bears its share of each Portfolio's fees and expenses. However, the total fees of each Fund and the underlying Portfolios will not change from the fees reflected in the fee tables in "Funds at a Glance."

Certain investment restrictions of each Portfolio cannot be changed without approval by the investors in that Portfolio. Of course, a Fund could be outvoted, or otherwise adversely affected, by other investors in a Portfolio.

Each of the Funds is actively managed. Although the portfolio managers attempt to minimize portfolio turnover, from time to time a Fund's annual portfolio turnover rate may exceed 100%. The sale of securities may produce capital gains, which, when distributed, are taxable to investors. Active trading may also increase the amount of commissions or mark-ups the Funds pay to brokers or dealers when they buy and sell securities. The "Financial Highlights" section of this prospectus shows each Fund's historical portfolio turnover rate.

Citibank and the subadvisers may use brokers or dealers for Fund transactions who also provide brokerage and research services to the Funds or other accounts over which Citibank, the subadvisers or their affiliates exercise investment discretion. Each Fund may "pay up" for brokerage services, meaning that it is authorized to pay a broker or dealer who provides these brokerage and research services a commission for executing a portfolio transaction which is higher than the commission another broker or dealer would have charged. However, the Funds will "pay up" only if Citibank or the subadviser determines in good faith that the higher commission is reasonable in relation to the brokerage and research services provided, viewed in terms of either the particular transaction or all of the accounts over which that adviser exercises investment discretion.

RISKS

Investing in a mutual fund involves risk. Before investing, you should consider the risks you will assume. Certain of these risks are described below. More information about risks appears in the Funds' Statement of Additional Information. Remember that you may receive little or no return on your investment in the Funds. You may lose money if you invest in these Funds.

The risks of investing in each Fund vary depending on the securities it holds and the investment strategies it uses. For example, Funds investing more of their assets in fixed income securities may be more susceptible to interest rate risk and credit risk than Funds investing more of their assets in equity securities. Conversely, Funds investing more of their assets in equity securities may be more susceptible to greater price volatility than Funds investing more of their assets in fixed income securities. Please remember that an investment in the Funds is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. This is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions, or due to a company's individual situation. The value of the Funds' shares will change daily as the value of their underlying securities change. This means that your shares of a Fund may be worth more or less when you sell them than when you bought them.

It is also possible that the Funds will not perform as intended. For example, CitiSelect VIP Folio 100 is expected to be the least volatile of the Funds. However, under certain market conditions this Fund could be more volatile than one or more of the other Funds.

EQUITY SECURITIES. Equity securities are subject to market risk that historically has resulted in greater price volatility than exhibited by fixed income securities.

INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause the Funds' share prices to go down.

CREDIT RISK. The Funds invest in investment grade debt securities. However, it is possible that some issuers will not make payments on debt securities held by the Funds. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for the Fund to sell. The lower quality debt securities in which the Funds may invest are more susceptible to these problems than higher quality obligations, and the prices of these securities may be more volatile.

     JUNK BONDS. Credit risk is more pronounced with so-called "junk bonds" which are debt obligations that are rated below investment-grade. The risk of default may be greater and the market for these securities may be less active, making it more difficult to sell the securities at reasonable prices, and also making valuation of the securities more difficult. A Fund may incur additional expenses if an issuer defaults and the Fund tries to recover some of its losses in a bankruptcy or other similar proceeding.

FOREIGN SECURITIES. Investments in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

     o These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, currency exchange controls and other limitations on the use or transfer of Fund assets and political or social instability.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o Foreign markets may be less liquid and more volatile than U.S. markets. Rapid increases in money supply may result in speculative investing, contributing to volatility. Also, equity securities may trade at price-earnings multiples that are higher than those of comparable U.S. companies, and that may not be sustainable. As a result, there may be rapid changes in the value of foreign securities.

     o Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments.

     o Since foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent a Fund from realizing value in U.S. dollars from its investment in foreign securities. A Fund may also be adversely affected by the introduction of the Euro.

     o Each Fund may invest in issuers located in emerging, or developing, markets.

     o Emerging or developing countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income.

     o All of the risks of investing in foreign securities are heightened by investing in developing countries.

     o The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and greater risks, to investors, but they also may provide lower rates of return or negative returns, for extended periods.

SMALLER COMPANIES. The securities of smaller capitalization companies may have more risks than those of larger, more seasoned companies. They may be particularly susceptible to market downturns because of limited financial or management resources. Also, there may be less publicly available information about small cap companies. As a result, their prices may be volatile, causing the Funds' share prices to be volatile.

PREPAYMENT RISK. The issuers of debt securities held by a Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. A Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. In addition, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Funds' share prices more volatile. Mortgage-backed securities are particularly susceptible to prepayment risk and their prices may be very volatile.

SPECIAL CHARACTERISTICS OF CONVERTIBLE SECURITIES. Convertible securities, which are debt securities that may be converted into stock, are subject to the market risk of stocks, and, like other debt securities, are also subject to interest rate risk and the credit risk of their issuers. Call provisions may allow the issuer to repay the debt before it matures.

DERIVATIVES. The Funds' use of derivatives (such as futures contracts and forward foreign currency contracts), particularly when used for non-hedging purposes, may be risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Funds' share prices to go down. There is also the risk that the counterparty may fail to honor its contract terms. This risk becomes acute when the Fund invests in derivatives that are not traded on commodities exchanges or boards of trade. Each Fund's ability to use derivatives successfully depends on its portfolio managers' ability to accurately predict movements in stock prices, interest rates, currency exchange rates, or other economic factors. If the portfolio managers' predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives. In some instances, a Fund's use of derivatives may have the effect of leveraging the Fund. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

STATE INSURANCE REGULATION. Each Fund provides an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Certain states have regulations concerning concentration of investments and purchase and sale of futures contracts, among other techniques. If these regulations are applied to a Fund, the Fund may be limited in its ability to engage in such techniques and to manage its investments with the greatest flexibility. It is each Fund's intention to operate in material compliance with current insurance laws and regulations, as applied in each jurisdiction in which contracts or policies of separate accounts of participating insurance companies are offered.

YEAR 2000. The Funds could be adversely affected if the computer systems used by the Funds or their service providers are not programmed to accurately process information on or after January 1, 2000. The Funds, and their service providers, are making efforts to resolve any potential Year 2000 problems. While it is likely these efforts will be successful, the failure to implement any necessary modifications could have an adverse impact on the Funds. The Funds also could be adversely affected if the issuers of securities held by the Funds do not solve their Year 2000 problems, or if it costs them large amounts of money to solve these problems.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming investment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants for the Fund, whose report, along with the Funds' financial statements, is included in the annual report which is incorporated by reference into the Statement of Additional Information and which is available upon request.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this prospectus and is legally part of it.

Additional information about each Fund's investments is available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance.

The Annual and Semi-Annual Reports for the Funds list their portfolio holdings and describe their performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call toll-free 1-800-625-4554.

The SAI is also available from the Securities and Exchange Commission. You can find it on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can receive copies of this information by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.




SEC file number:  811-07893

Prospectus







                  CITIFUNDSSM SMALL CAP GROWTH VIP PORTFOLIO


                    A Mutual Fund Managed by Citibank, N.A.
                 and Offered Through the Separate Accounts of
                       Participating Insurance Companies



                  The Securities and Exchange Commission has
                not approved or disapproved these securities or
                 passed upon the accuracy of this prospectus,
                  and any representation to the contrary is a
                               criminal offense.




[_____], 1999

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO

TABLE OF CONTENTS

      Fund at a Glance

      Investing in the Fund
              How to Invest
              How the Price of Shares is Calculated
              How to Sell Shares
              Dividends
              Tax Matters

      Management of the Fund
              Manager
              Management Fees

      More About the Fund
              Principal Investment Strategies
              Risks

      Financial Highlights

FUND AT A GLANCE

The mutual fund described in this prospectus is available for investment through separate accounts offered by certain insurance companies. You may not purchase shares in this Fund directly. You may invest indirectly in the Fund by purchasing a variable annuity contract or variable life insurance policy offered by a participating life insurance company.

THIS SUMMARY BRIEFLY DESCRIBES SMALL CAP GROWTH VIP PORTFOLIO AND THE PRINCIPAL RISKS OF INVESTING IN IT. FOR MORE INFORMATION, SEE "MORE ABOUT THE FUND" ON PAGE ____.

FUND GOAL

The Fund's goal is long-term capital growth. Dividend income, if any, is incidental to this goal. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

Small Cap Growth VIP Portfolio invests primarily in equity securities of U.S. issuers that have small market capitalizations (that is, market capitalizations below the top 1,000 stocks of the equity market). These securities may include the stocks in the Russell 2000 Index, which is an index of small capitalization stocks. Under normal circumstances, at least 65% of the Fund's total assets is invested in equity securities of these issuers. The Fund's equity securities may include the following:

      o   common stocks;

      o   securities convertible into common stocks;

      o   preferred stocks;

      o   warrants; and

      o depositary receipts (receipts which represent the right to receive the securities of foreign issuers deposited in a U.S. bank or a local branch of a foreign bank).

The Fund may also invest in other securities that Citibank believes provide opportunities for appreciation, such as fixed income securities. The Fund's debt securities must be investment grade when the Fund purchases them. Investment grade securities are those rated Baa or better by Moody's, BBB or better by Standard & Poor's, or which Citibank believes to be of comparable quality.

In managing the Fund, Citibank uses an aggressive, growth-oriented investment style that emphasizes companies with superior management teams and good prospects for growth. In addition, the Fund may invest in companies believed to be emerging companies relative to their potential markets. The Fund may continue to hold securities of issuers that become mid cap or large cap issuers if, in Citibank's judgment, these securities remain good investments for the Fund.

The Fund may invest up to 25% of its assets in foreign equity and debt securities, including depositary receipts. Foreign securities may be issued by issuers in developing countries.

The Fund may use derivatives in order to protect (or "hedge") against changes in the prices of securities held or to be bought or changes in the values (in U.S. dollars) of securities of foreign issuers. The Fund may also use derivatives for non-hedging purposes, to enhance potential gains. These derivatives include stock index futures and forward foreign currency exchange contracts. The Fund's ability to use derivatives successfully depends on a number of factors, including derivatives being available at prices that are not too costly, tax considerations, and Citibank accurately predicting movements in stock prices and currency exchange rates.

MAIN RISKS

Like all mutual funds, you may lose money if you invest in the Fund. The principal risks of investing in the Fund are described below. See page ___ for more information about risks.

       o MARKET RISK. This is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions, or due to a company's individual situation. The value of the Fund's shares will change daily as the value of its underlying securities change. This means that your shares of the Fund may be worth more or less when you sell them than when you bought them.

       o EQUITY SECURITIES. Equity securities are subject to market risk that historically has resulted in greater price volatility than exhibited by fixed income securities.

       o SMALLER COMPANIES. The securities of smaller capitalized companies may have more risks than those of larger, more seasoned companies. They may be particularly susceptible to market downturns because of limited product lines, markets, distribution channels or financial and management resources. Also, there may be less publicly available information about small cap companies. As a result, their prices may be more volatile, causing the Fund's share price to be volatile. Funds that invest a higher percentage of their assets in small cap stocks are generally more volatile than funds investing a higher percentage of their assets in larger, more established companies.

           The Fund's aggressive, growth-oriented investment style may increase the risks associated with investing in smaller companies. For example, the securities of fast growing small cap companies may be more volatile than those of other small cap companies.

       o GROWTH SECURITIES. Growth securities typically are quite sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The success of the Fund's investment strategy depends largely on Citibank's skill in assessing the growth potential of companies in which the Fund invests. In addition, the Fund may under perform certain other stock funds (those emphasizing value stocks, for example) during periods when growth stocks are out of favor.

       o FOREIGN SECURITIES. Investments in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. There may be rapid changes in the value of foreign currencies or securities, causing the Fund's share price to be volatile. Also, in certain circumstances, the Fund could realize reduced or no value in U.S. dollars from its investments in foreign securities, causing the Fund's share price to go down.

           The Fund may invest in issuers located in emerging, or developing, markets. All of the risks of investing in foreign securities are heightened by investing in these markets.

       o DERIVATIVES. The Fund's use of derivatives (such as futures contracts and forward foreign currency contracts), particularly for non-hedging purposes, may be risky. This practice could result in losses that are not offset by gains on other portfolio assets, causing the Fund's share price to go down. The Fund's ability to use derivatives successfully depends on Citibank's ability to accurately predict movements in stock prices and currency exchange rates. If Citibank's predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives.

       o INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause the Fund's share price to go down.

       o CREDIT RISK. Some issuers may not make payments on debt securities held by the Fund, causing a loss. Or, an issuer's financial condition may deteriorate, lowering the credit quality of a security and leading to greater volatility in the price of the security and in shares of the Fund. The prices of lower rated securities often are more volatile than those of higher rated securities.

       o SPECIAL CHARACTERISTICS OF CONVERTIBLE SECURITIES. Convertible securities, which are debt securities that may be converted into stock, are subject to the market risk of stocks, and, like other debt securities, are also subject to interest rate risk and the credit risk of their issuers.

Please note that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in Small Cap Growth VIP Portfolio is not a complete investment program.

You should consider investing in Small Cap Growth VIP Portfolio if:

       o You want to direct a portion of your overall investment portfolio to stocks of small cap issuers.

       o   You are seeking growth of principal.

       o You are prepared to accept significant daily share price fluctuations.

       o Your investment horizon is longer term - typically at least five years.

Don't invest in Small Cap Growth VIP Portfolio if:

       o You are not prepared to accept high volatility of the Fund's share price and possible losses.

       o   Your investment horizon is shorter term (less than five years).

FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks of investing in the Fund, and how its returns have varied over time.
  o   The bar chart shows changes in the Fund's performance from year to year.
  o The table shows how the Fund's average annual returns for the periods indicated compare to those of a broad measure of market performance.
  o In both the chart and table, and the related information, the returns shown for the Fund do not take into account any fees that are paid by the separate accounts through which shares of the Fund are sold. If these fees had been included, the returns would have been lower.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


TOTAL RETURN
(per calendar year)

1998

1998...............[   ]%

__________________________________________________
HIGHEST AND LOWEST RETURNS
For Calendar Quarters Covered by the Bar Chart
__________________________________________________
                              Quarter Ending
__________________________________________________
  Highest           _____%        [date]
__________________________________________________
  Lowest            _____%        [date]
__________________________________________________

__________________________________________________
AVERAGE ANNUAL TOTAL RETURNS
As of December 31, 1998
__________________________________________________
                     1 Year         Life of Fund
                                       Since
                                    February 10,
                                        1997
__________________________________________________
   CitiFunds         _____ %          _____ %
   Small Cap
  Growth VIP
   Portfolio
__________________________________________________
  Russell 2000
  Growth Index       _____ %          _____ %
__________________________________________________

INVESTING IN THE FUND

HOW TO INVEST

You may not buy shares directly. You can invest in the Fund by purchasing a variable annuity contract or variable life insurance policy offered by a participating insurance company separate account. Variable annuity contracts and life insurance policies are issued by insurance companies. You should read both this prospectus and the prospectus of the participating insurance company separate account before you invest. The separate account prospectus will tell you:

  o how to purchase a variable annuity contract or variable life insurance policy
  o  how to select the Fund as an investment option for the contract or policy
  o  whether you can transfer money from one investment option to another
  o  how to withdraw from or cancel your contract or policy
  o  the specific terms and provisions of the contract or policy, including
     o   sales and surrender charges,
     o   mortality and expense risk fees, and
     o other fees and expenses that may be payable under the contract or policy

The separate accounts buy Fund shares based upon available cash from premium payments and the instructions the accounts receive from their contract and policyholders. Shares of the CitiFunds Small Cap Growth VIP Portfolio are offered continuously and purchases may be made Monday through Friday, except on certain holidays. The Fund and the Fund's distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Shares are purchased at net asset value (NAV) the next time it is calculated after the order is received and accepted by the Fund or the Fund's agent. NAV is the value of a single share of a Fund. The Fund does not have any sales charges.

HOW THE PRICE OF SHARES IS CALCULATED

The Fund calculates its NAV every day the New York Stock Exchange is open for trading. This calculation is made at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. On days when the financial markets in which the Fund invests close early, NAV will be calculated as of the close of those markets.

The Fund's securities are valued primarily on the basis of market quotations. When market quotations are not readily available, the Fund may price securities at fair value. Fair value is determined in accordance with procedures approved by the Fund's Board of Trustees. When the Fund uses the fair value pricing method, a security may be priced higher or lower than if the Fund had used a market quotation to price the same security. For foreign securities the values are translated from the local currency into U.S. dollars using current exchange rates. If trading in the currency is restricted, the Fund uses a rate believed to reflect the currency's fair value in U.S. dollars. Trading may take place in foreign securities held by the Fund on days when the Fund is not open for business. As a result, the Fund's NAV may change on days on which it is not possible to purchase or sell shares of the Fund.

HOW TO SELL SHARES

A separate account may sell Fund shares to generate cash to meet various obligations under the contracts and policies issued by it. For example, if you invest in the Fund through a variable annuity contract and request a partial withdrawal or cancellation of the contract, the separate account may sell Fund shares to pay you. You should read your separate account prospectus carefully to find out

    o  how you may withdraw from or cancel your contract or policy

    o  what fees or expenses you may incur

    o whether you may be taxed on the amount of withdrawal, including any penalty tax

A separate account may sell (redeem) shares on any business day. The price will be the NAV the next time it is calculated after the redemption request in proper form has been received.

Payment from the redemption will be generally made to the separate account within seven days after the request is made. Redemption proceeds may be delayed, or the right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. The Fund has the right to pay redemption proceeds by distributing securities instead of cash. In that case, the separate account may incur costs (such as brokerage commissions) converting the securities into cash.


DIVIDENDS

The Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend on or about the last day of December. The Fund's net realized short-term and long-term capital gains, if any, is also distributed annually in December. The Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

All dividends and distributions are automatically invested in additional shares of the Fund.

TAX MATTERS

Because you do not own shares in the Funds directly, the Fund expects that normally you will not be taxed directly on Fund distributions. However, you may be subject to taxation when you receive distributions from your variable annuity contract or variable life insurance policy. You should refer to the prospectus for your contract or policy for information on the taxes relating to your investment and the tax consequences of any withdrawal of your investment. You may also wish to consult with your own tax advisor about your particular situation, and the tax consequences of your investment under state and local laws.

MANAGEMENT OF THE FUND

MANAGER

Small Cap Growth VIP Portfolio draws on the strength and experience of Citibank. Citibank is the investment manager of the Fund, and subject to policies set by the Fund's Trustees, Citibank makes investment decisions. Citibank, with headquarters at 153 East 53rd Street, New York, New York, has been managing money since 1822. With its affiliates, it currently manages more than $290 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998. "CitiFunds" is a service mark of Citicorp.

Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Fund. However, in making investment decisions for the Fund, Citibank does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

Marguerite Wagner has been the portfolio manager for the Fund since January, 1999. Ms. Wagner joined Citibank in 1985. Since 1995, she has had portfolio management and research analyst responsibility for an internal mid-cap common trust fund and private equity managed accounts. From 1992 through the end of 1994, Ms. Wagner was a member of the small capitalization equity management group of Citibank Global Asset Management. Prior to 1992, she managed portfolios for the Private Banking Group of Citibank.

MANAGEMENT FEES

For the management services Citibank provided to the Fund and its underlying mutual fund during the fiscal year ended December 31, 1998, Citibank received a fee equal to 0.75% of the Fund's average daily net assets.

MORE ABOUT THE FUND

The Fund's goal, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies and risks appears below.

PRINCIPAL INVESTMENT STRATEGIES

Small Cap Growth VIP Portfolio's principal investment strategies are the strategies that, in the opinion of Citibank, are most likely to achieve the Fund's investment goal. Of course, there can be no assurance that the Fund will achieve its goal. Please note that the Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. Of course, Citibank may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time. The Fund's goal and strategies may be changed without shareholder approval.

The Fund invests primarily in stocks of U.S. issuers that have small market capitalizations (that is, market capitalizations below the top 1,000 stocks of the equity market). These stocks may include the stocks in the Russell 2000 Index, which is an index of small capitalization stocks. Under normal circumstances, at least 65% of the Fund's total assets is invested in equity securities of these issuers.

_______________________________________________________________________________
WHAT ARE EQUITY SECURITIES?

     EQUITY SECURITIES generally represent an ownership interest (or a right to acquire an ownership interest) in an issuer, and include COMMON STOCKS, SECURITIES CONVERTIBLE INTO COMMON STOCKS, PREFERRED STOCKS, WARRANTS for the purchase of stock and DEPOSITARY RECEIPTS (receipts which represent the right to receive the securities of non-U.S. issuers deposited in a U.S. or correspondent bank). While equity securities historically have been more volatile than fixed income securities, they historically have produced higher levels of total return.
_______________________________________________________________________________

Small cap companies are generally rapidly growing, with negligible dividend yields and extremely high levels of volatility. They may offer more profit opportunity during certain economic conditions than large and medium sized companies, but they also involve special risks.

The Fund may also invest in debt securities. The Fund's debt securities must be investment grade when the Fund purchases them. Investment grade securities are those rated Baa or better by Moody's, BBB or better by Standard & Poor's, or which Citibank believes to be of comparable quality. Generally, less than 5% of the Fund's assets consist of debt securities rated Baa by Moody's or BBB by Standard & Poor's.

The Fund may invest up to 25% of its assets in foreign equity and debt securities, including depositary receipts. Foreign securities may be issued by issuers in developing countries.

Citibank follows an aggressive, growth-oriented investment style that emphasizes small U.S. companies with superior management teams and good prospects for growth. In selecting investments, Citibank looks for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large companies. Citibank generally attempts to avoid issuers in businesses where external factors like regulatory changes or rising commodity prices may inhibit future growth.

The Fund may hold cash pending investment, and may invest in money market instruments, repurchase agreements and reverse repurchase agreements for cash management purposes.

See "Risks" for more information about the risks associated with investing in equity securities.

DERIVATIVES. The Fund may use derivatives in order to protect (or "hedge") against declines in the value of securities held by the Fund or increases in the cost of securities to be purchased in the future. The Fund may also use derivatives for non-hedging purposes, to enhance potential gains. These derivatives include stock index futures contracts, forward foreign currency contracts and options on foreign currencies. In some cases, the derivatives purchased by the Fund are standardized contracts traded on commodities exchanges or boards of trade. This means that the exchange or board of trade guaranties counterparty performance. In some cases, the derivatives may be illiquid, and the Fund may bear more counterparty risk. Derivatives may not be available on terms that make economic sense (for example, they may be too costly). The Fund's ability to use derivatives may also be limited by tax considerations.

DEFENSIVE STRATEGIES. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Fund may invest without limit in high quality money market and other short-term instruments, and may not be pursuing its investment goal.

NEW INVESTMENT STRUCTURE. At the date of this prospectus the Fund like most mutual funds, invests directly in securities. However, the Fund intends, in the future, to convert to a new investment structure. In the new investment structure, the Fund will invest in securities through an underlying mutual fund having the same investment goals and policies.

The Fund expects to convert to the new investment structure during 1999, although it is possible that the conversion could be delayed.

After the new investment structure is in place, the Fund may stop investing in its underlying mutual fund at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. The Fund could then invest in another mutual fund or pooled investment vehicle or invest directly in securities.

Under the new investment structure, the Fund bears its share of the underlying mutual fund's expenses. However, the total fees of the Fund and the underlying fund are not expected to change from fees reflected in the fee tables in "Fund at a Glance".

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. Portfolio managers for Citibank generally use a "bottom-up" approach when selecting securities for purchase or sale by the Fund. This means that they look primarily at individual companies against the context of broader market forces. For more information about the portfolio managers, see "Manager" on page _____.

The Fund is actively managed. Although the portfolio managers attempt to minimize portfolio turnover, from time to time the Fund's annual portfolio turnover rate may exceed 100%. The sale of securities may produce capital gains, which, when distributed, are taxable to investors. Active trading may also increase the amount of commissions or mark-ups the Fund pays to broker or dealers when it buys and sells securities. The "Financial Highlights" section of this prospectus shows the Fund's historical portfolio turnover rate.

Citibank may use brokers or dealers for Fund transactions who also provide brokerage and research services to the Fund or other accounts over which Citibank exercises investment discretion. The Fund may "pay up" for brokerage services, meaning that it is authorized to pay a broker or dealer who provides these brokerage and research services a commission for executing a portfolio transaction which is higher than the commission another broker or dealer would have charged. However, the Fund will "pay up" only if Citibank determines in good faith that the higher commission is reasonable in relation to the brokerage and research services provided, viewed in terms of either the particular transaction or all of the accounts over which Citibank exercises investment discretion.

RISKS

Investing in a mutual fund involves risk. Before investing, you should consider the risks you will assume. Certain of these risks are described below. More information about risks appears in the Fund's Statement of Additional Information. Remember that you may receive little or no return on your investment in the Fund. You may lose money if you invest in this Fund.

Please remember that an investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. This is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions, or due to a company's individual situation. The value of the Fund's shares will change daily as the value of its underlying securities change. This means that your shares of the Fund may be worth more or less when you sell them than when you bought them.

EQUITY SECURITIES. Equity securities are subject to market risk that historically has resulted in greater price volatility than exhibited by fixed income securities.

SMALLER COMPANIES. The securities of smaller capitalization companies may have more risks than those of larger, more seasoned companies. They may be particularly susceptible to market downturns because of limited product lines, markets, distribution channels or financial and management resources. Also, there may be less publicly available information about small cap companies. Investments in small cap companies may be in anticipation of future products or services to be provided by such companies. If those products or services are delayed, the prices of the securities of such companies may drop. Sometimes, the prices of the securities of smaller capitalized companies rise and fall based on investor perception rather than economics. Securities of small cap companies may be thinly traded, making their disposition more difficult. For all these reasons, the prices of the securities of small cap companies may be more volatile, causing the Fund's share price to be volatile. Funds that invest a higher percentage of their assets in small cap stocks are generally more volatile than funds investing a higher percentage of their assets in larger, more established companies.

The Fund's aggressive, growth-oriented investment style may increase the risks already associated with investing in smaller companies. For example, fast growing small cap companies may be more volatile than other small cap companies.

GROWTH SECURITIES. Growth securities typically are quite sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they generally do not pay dividends. The success of the Fund's investment strategy depends largely on Citibank's skill in assessing the growth potential of companies in which the Fund invests.

FOREIGN SECURITIES. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

      o These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, currency exchange controls and other limitations on the use or transfer of Fund assets and political or social instability.

      o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

      o Foreign markets may be less liquid and more volatile than U.S. markets. Rapid increases in money supply may result in speculative investing, contributing to volatility. Also, equity securities may trade at price-earnings multiples that are higher than those of comparable U.S. companies, and that may not be sustainable. As a result, there may be rapid changes in the value of foreign securities.

      o Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments.

      o Since foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Fund. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.

         Controls or intervention could limit or prevent the Fund from realizing value in U.S. dollars from its investment in foreign securities. The Fund may also be adversely affected by the introduction of the Euro.

      o The Fund may invest in issuers located in emerging, or developing, markets.

         o Emerging or developing countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income.

         o All of the risks of investing in foreign securities are heightened by investing in developing countries.

         o The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided higher rates of return, and greater risks, to investors, but they also may provide lower rates of return or negative returns, for extended periods.

INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause the Fund's share price to go down.

CREDIT RISK. The Fund invests in investment grade debt securities. It is possible that some issuers will not make payments on debt securities held by the Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond or other security can also affect the security's liquidity and make it more difficult for the Fund to sell. The lower quality debt securities in which the Fund may invest are more susceptible to these problems than higher quality obligations.

SPECIAL CHARACTERISTICS OF CONVERTIBLE SECURITIES. Convertible securities, which are debt securities that may be converted into stock, are subject to the market risk of stocks, and, like other debt securities, are also subject to interest rate risk and the credit risk of their issuers. Call provisions may allow the issuer to repay the debt before it matures.

DERIVATIVES. The Fund's use of derivatives (such as futures contracts and forward foreign currency contracts), particularly when used for non-hedging purposes, may be risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Fund's share price to go down. There is also the risk that the counterparty may fail to honor contract terms. This risk becomes more acute when the Fund invests in derivatives that are not traded on commodities exchanges or boards of trade. The Fund's ability to use derivatives successfully depends on Citibank's ability to accurately predict movements in stock prices or currency exchange rates. If Citibank's predictions are wrong, the Fund could suffer greater losses than if the Fund had not used derivatives.

STATE INSURANCE REGULATION. The Fund provides an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Certain states have regulations concerning concentration of investments and purchase and sale of futures contracts, among other techniques. If these regulations are applied to the Fund, the Fund may be limited in its ability to engage in such techniques and to manage its investments with the greatest flexibility. It is the Fund's intention to operate in material compliance with current insurance laws and regulations, as applied in each jurisdiction in which contracts or policies of separate accounts of participating insurance companies are offered.

YEAR 2000. The Fund could be adversely affected if the computer systems used by the Fund or its service providers are not programmed to accurately process information on or after January 1, 2000. The Fund, and its service providers, are making efforts to resolve any potential Year 2000 problems. While it is likely these efforts will be successful, the failure to implement any necessary modifications could have an adverse impact on the Fund. The Fund also could be adversely affected if the issuers of securities held by the Fund do not solve their Year 2000 problems, or if it costs them large amounts of money to solve these problems.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming investment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants for the Fund, whose report, along with the Fund's financial statements, is included in the annual report which is incorporated by reference into the Statement of Additional Information and which is available upon request.


                                                           February 10, 1997
                                                           (commencement of
                                          Year Ended          operations)
                                         December 31,             to
                                             1998          December 31, 1997
_______________________________________________________________________________

Net Asset Value, beginning of period           $               $
_______________________________________________________________________________
Income From Operations:
Net investment income (loss)                   +               +
Net realized and unrealized gain               +               +
(loss)
_______________________________________________________________________________
       Total from operations
_______________________________________________________________________________
Less Distributions From:
Net investment income                            --               --
Net realized gain
_______________________________________________________________________________
       Total distributions                                     )
Net Asset Value, end of period                 $               $
_______________________________________________________________________________
Total Return                                   %             %**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (000's omitted)                               $               $
Ratio of expenses to average net
assets                                         %               %*
Ratio of net investment income
(loss) to average net assets                   %               %*
Portfolio turnover                              [  ]            [  ]
_______________________________________________________________________________
*       Annualized
**      Not Annualized
+ The per share amounts were computed using a monthly average number of shares outstanding during the period.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for the Fund list its portfolio holdings and describe its performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call toll-free 1-800-625-4554.

The SAI is also available from the Securities and Exchange Commission. You can find it on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can receive copies of this information by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.



SEC file number: 811-07893

                      Statement of Additional Information
                                  [_____], 1999

                           CITISELECT VIP FOLIO 100
                           CITISELECT VIP FOLIO 200
                           CITISELECT VIP FOLIO 300
                           CITISELECT VIP FOLIO 400
                           CITISELECT VIP FOLIO 500

     Variable Annuity Portfolios (the "Trust") is an open-end investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 18, 1996. The Trust offers shares of five investment funds -- CitiSelect VIP Folio 100, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400 and CitiSelect VIP Folio 500 (each, a "Fund" and collectively, the "Funds"), as well as the shares of one other series. The shares of the Funds are offered only to separate accounts ("Separate Accounts") of participating life insurance companies ("Participating Insurance Companies") for the purpose of funding variable annuity contracts and variable life insurance policies. The address and telephone number of the Trust are 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.

     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


     TABLE OF CONTENTS                                                                         PAGE

     1.   The Trust..........................................................................
     2.   Investment Objectives and Policies.................................................
     3.   Description of Permitted Investments and Investment Practices......................
     4.   Investment Restrictions............................................................
     5.   Performance Information and Advertising............................................
     6.   Determination of Net Asset Value; Valuation of Securities; Additional Purchase
           and Redemption Information........................................................
     7.   Management.........................................................................
     8.   Portfolio Transactions.............................................................
     9.   Description of Shares, Voting Rights and Liabilities...............................
     10.  Certain Additional Tax Matters.....................................................
     11.  Certain Bank Regulatory Matters....................................................
     12.  Financial Statements...............................................................


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Trust's Prospectus, dated May 1, 1999, by which shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page ___ hereof. These financial statements can be found in the Funds' Annual Report to Shareholders. An investor may obtain copies of the Prospectus and Annual Report without charge by calling 1-800-625-4554 or by contacting a Participating Insurance Company.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE TRUST

     Variable Annuity Portfolios, the Trust, is an open-end investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on October 18, 1996. This Statement of Additional Information relates to five Funds offered by the Trust - CitiSelect VIP Folio 100, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400 and CitiSelect VIP Folio 500. The Funds are investment vehicles for variable annuity contracts and variable life insurance policies offered by Separate Accounts of Participating Insurance Companies.

     Each Fund is a diversified series of the Trust. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a diversified series or diversified investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

     Citibank, N.A. ("Citibank" or the "Manager") is investment adviser to each of the Funds. The Manager manages the investments of the Funds from day to day in accordance with each Fund's investment objectives and policies. The selection of investments for the Funds and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces.

     The Board of Trustees of the Trust provides broad supervision over the affairs of the Funds. Shares of the Funds are continuously sold by CFBDS, Inc., the Funds' distributor ("CFBDS" or the "Distributor"), only to Separate Accounts.

     PROPOSED RESTRUCTURING
     At the date of this Statement of Additional Information, the Funds, like most mutual funds, invest directly in securities. However, the Funds intend, in the future, to convert to a new investment structure, sometimes called a "fund of funds." In the new investment structure, the Funds, instead of investing directly in securities, will invest in multiple Portfolios. Each Portfolio is a mutual fund with its own investment goals and policies. The Portfolios buy, hold and sell securities in accordance with these goals and policies. Of course, there can be no assurance that the Funds or the Portfolios will achieve their goals. Each Portfolio invests in securities in a particular asset class, in particular types of securities or in securities of particular maturities or duration.

     The Funds expect to convert to the new investment structure during 1999, although it is possible that the conversion could be delayed.

     Following the restructuring, the Trust will seek the investment objective of each Fund by investing all of its investable assets in multiple underlying investment companies or series thereof. Currently, the Trust intends to invest in VAP Large Cap Growth Portfolio, VAP Large Cap Value Portfolio, VAP Small Cap Value Portfolio, VAP Fixed Income Portfolio, VAP International Portfolio, VAP Foreign Portfolio, VAP High Yield Portfolio, VAP Small Cap Growth Portfolio (collectively, the "Portfolios"). The Portfolios are series of VAP Master Portfolios (the "Portfolio Trust"). The Portfolio Trust is an open end, diversified management investment company organized as a New York trust.

     Following the restructuring, all references in this Statement of Additional Information to a Fund will include that Fund's underlying Portfolios, except as otherwise noted. In addition, references to the Trust will include the Portfolio Trust, except as otherwise noted.

                     2. INVESTMENT OBJECTIVES AND POLICIES

     Each Fund is an asset allocation fund that allocates its investments among three primary classes of assets -- equity, fixed income and money market securities. Each Fund's asset mix is designed by Citibank to offer a different level of potential return within a corresponding amount of risk. The investment objective (or goal) of each Fund is as follows:

     The investment objective of CitiSelect VIP Folio 100 is as high a level of current income as is consistent with a dominant emphasis on fixed income securities and a small allocation to equity securities.

     The investment objective of CitiSelect VIP Folio 200 is as high a total return over time as is consistent with a primary emphasis on fixed income securities, and a secondary emphasis on equity securities.

     The investment objective of CitiSelect Folio VIP 300 is as high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities.

     The investment objective of CitiSelect Folio VIP 400 is as high a total return over time as is consistent with a primary emphasis on equity securities, and a secondary emphasis on fixed income securities.

     The investment objective of CitiSelect Folio VIP 500 is as high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities.

     The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

     The Prospectus contains a discussion of the principal investment strategies of each Fund and the principal risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment policies and techniques of each Fund.

     CitiSelect VIP Folio 100 is expected to be the least volatile of the five Funds and is designed for the investor who is seeking current income with relatively low risk but with some growth potential. CitiSelect VIP Folio 200 is designed for the investor who is seeking relatively low risk provided by substantial investments in fixed income securities, but who also seeks some capital growth. CitiSelect VIP Folio 300 is designed for the investor seeking a balanced approach by emphasizing stocks for their higher capital appreciation potential but retaining a significant fixed income investment component to temper volatility. CitiSelect VIP Folio 400 and CitiSelect VIP Folio 500 are designed for the investor willing and able to take higher risks in the pursuit of long-term capital appreciation. CitiSelect VIP Folio 500 is expected to be the most volatile of the five Funds, and is designed for investors who can withstand greater market swings to seek potential long-term rewards. CitiSelect VIP Folio 400 is designed for investors seeking long-term rewards, but with less volatility.

     The Trust has also adopted the following policies with respect to each Fund's investments in (i) warrants and (ii) securities of issuers with less than three years' continuous operation. The Trust's purchases of warrants for each Fund will not exceed 5% of the Fund's net assets. Included within that amount, but not exceeding 2% of its net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Any such warrants will be valued at their market value except that warrants which are attached to securities at the time such securities are acquired for a Fund will be deemed to be without value for the purpose of this restriction. The Trust will not invest more than 5% of each Fund's assets in companies which, including their respective predecessors, have a record of less than three years' continuous operation.

       3. DESCRIPTION OF PERMITTED INVESTMENTS AND INVESTMENT PRACTICES

     The Funds may, but need not, invest in any or all of the investments and utilize any or all of the investment techniques described in the Prospectus and herein. The selection of investments and the utilization of investment techniques depend on, among other things, the Manager's and, as applicable, the subadvisers' investment strategies for the Funds, conditions and trends in the economy and financial markets and investments being available on terms that, in the Manager's or a subadviser's opinion, make economic sense.

     BANK OBLIGATIONS
     Each of the Funds may invest in bank obligations, i.e., certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

     COMMERCIAL PAPER
     Each Fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

     OTHER INVESTMENT COMPANIES
     Subject to applicable statutory and regulatory limitations, assets of each Fund may be invested in shares of other investment companies. Each Fund may invest up to 5% of its assets in closed-end investment companies which primarily hold securities of non-U.S. issuers.

     SECURITIES RATED BAA OR BBB
     Each Fund may purchase securities rated Baa by Moody's or BBB by S&P and securities of comparable quality, which may have poor protection of payment of principal and interest. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a higher quality rating due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates.

     MORTGAGE-BACKED SECURITIES
     Each of the Funds may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

     The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

     Each Fund may also invest a portion of its assets in collateralized mortgage obligations or "CMOs," a type of mortgage-backed security. CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

     Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligations is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through certificates to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. This particular risk, referred to as "maturity extension risk," may effectively convert a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. Thus, rising interest rates would not only likely decrease the value of a Fund's fixed income securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt instruments into long-term debt instruments. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

     MORTGAGE "DOLLAR ROLL" TRANSACTIONS
     The Funds may enter into mortgage "dollar roll" transactions pursuant to which they sell mortgage-backed securities for delivery in the future and simultaneously contract to repurchase substantially similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost principal and interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee. However, unless such compensation exceeds the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The benefits derived from the use of mortgage dollar rolls may depend upon the Manager's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. A "covered roll" is a specific type of dollar roll for which a Fund establishes a segregated account with liquid securities equal in value to the securities subject to repurchase by the Fund. The Funds will invest only in covered rolls.

     CORPORATE ASSET-BACKED SECURITIES
     Each of the Funds may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

     Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

     Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     RULE 144A SECURITIES
     Consistent with applicable investment restrictions, each of the Funds may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. However, none of the Funds invests more than 10% of its net assets (taken at market value) in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restrictions on resale and restricted securities, unless, in the case of restricted securities, the Board of Trustees of the Trust determines, based on the trading markets for the specific restricted security, that it is liquid. The Trustees have adopted guidelines and, subject to oversight by the Trustees, have delegated to the Manager and to each Subadviser the daily function of determining and monitoring liquidity of restricted securities.

     PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS
     Each Fund may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

     SECURITIES OF NON-U.S. ISSUERS
     Each of the Funds may invest in securities of non-U.S. issuers. Investing in securities of foreign issuers may involve significant risks not present in domestic investments. For example, the value of such securities fluctuates based on the relative strength on the U.S. dollar. In addition, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Non-U.S. issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in securities of non-U.S. issuers also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of other countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

     It is anticipated that in most cases the best available market for securities of non-U.S. issuers would be on exchanges or in over-the-counter markets located outside the U.S. Non-U.S. stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some non-U.S. issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Non-U.S. security trading practices, including those involving securities settlement where the Fund's assets may be released prior to receipt of payments, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a non-U.S. broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of non-U.S. securities exchanges, brokers and listed companies than in the U.S.

     Investments in closed-end investment companies which primarily hold securities of non-U.S. issuers may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

     American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for the Funds to make non-U.S. investments. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

     ADRs, EDRs, and GDRs may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts.

     The Funds may invest in securities of non-U.S. issuers that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

     REPURCHASE AGREEMENTS
     Each of the Funds may invest in repurchase agreements collateralized by securities in which that Fund may otherwise invest. Repurchase agreements are agreements by which a Fund purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the 1940 Act repurchase agreements may be considered to be loans by the buyer. A Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although that Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Funds are fully collateralized, with such collateral being marked to market daily. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering either the securities or cash. To the extent that, in the meantime, the value of the securities purchased has decreased, the Fund could experience a loss.

     REVERSE REPURCHASE AGREEMENTS
     Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be segregated. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing. In the event of the bankruptcy of the other party to a reverse repurchase agreement, a Fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has increased, the Fund could experience a loss.

     LENDING OF SECURITIES
     Consistent with applicable regulatory requirements and in order to generate income, each of the Funds may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral, would also receive compensation based on investment of cash collateral (subject to a rebate payable to the borrower) or a fee from the borrower in the event the collateral consists of securities. Where the borrower provides a Fund with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund a fee for use of the borrowed securities. The Fund, would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager or a Subadviser to be of good standing, and when, in the judgment of the Manager or a Subadviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund could suffer loss if the borrower terminates the loan and the Fund is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager or a Subadviser determines to make loans, it is not intended that the value of the securities loaned would exceed 30% of the market value of the respective Fund's total assets.

     WHEN-ISSUED SECURITIES
     Each of the Funds may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. It is expected that, under normal circumstances, the applicable Fund would take delivery of such securities. In general, the Fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. When a Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with Securities and Exchange Commission policies. Since those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Funds expect always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Funds do not intend to make such purchases for speculative purposes and intend to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Manager or a Subadviser determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the Fund would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation). An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS
     Because each of the Funds may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Funds may enter into foreign currency exchange transactions to convert United States currency to foreign currency and foreign currency to United States currency, as well as convert foreign currency to other foreign currencies. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The Funds may also enter into foreign currency hedging transactions (including proxy hedges and cross hedges) in an attempt to protect the value of their assets as measured in U.S. dollars from unfavorable changes in currency exchange rates and control regulations. (Although each Fund's assets are valued daily in terms of U.S. dollars, the Trust does not intend to convert a Fund's holdings of other currencies into U.S. dollars on a daily basis.)

     The Funds may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although currency exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no fees or commissions are charged at any stage for trades. A Fund may enter into forward contracts for hedging and non-hedging purposes, including transactions entered into for the purposes of profiting from anticipated changes in foreign currency exchange rates.

     Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described herein.

     When a Fund enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of non-U.S. currency involved in the underlying security transaction, the Fund may be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the non-U.S. currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     When the Manager or a Subadviser believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of non-U.S. currency approximating the value of some or all of the Fund's securities denominated in such non-U.S. currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in non-U.S. currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of a short-term hedging strategy is highly uncertain. The Funds generally do not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts obligates a Fund to deliver an amount of non-U.S. currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     The Funds generally would not enter into a forward contract with a term greater than one year. At the maturity of a forward contract, a Fund will either sell the security and make delivery of the non-U.S. currency, or retain the security and terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

     It is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

     Each of the Funds may also purchase put options on a non-U.S. currency in order to protect against currency rate fluctuations. If a Fund purchases a put option on a non-U.S. currency and the value of the non- U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where the Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency.

     The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. However, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

     The Funds may write options on non-U.S. currencies for hedging purposes or otherwise to achieve their investment objectives. For example, where a Fund anticipates a decline in the value of the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund may be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash and liquid securities in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

     In a proxy hedge, which is generally less costly than a direct hedge, a Fund, having purchased a security, would sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times. A Fund may enter into a cross hedge if a particular currency is expected to decrease against another currency. The Fund would sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount equal to some or all of the Fund's holdings denominated in the currency sold.

     Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. A Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

     Of course, a Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the Manager or a Subadviser. It should be realized that under certain circumstances, the Funds may not be able to hedge against a decline in the value of a currency, even if the Manager or a Subadviser deems it appropriate to try to do so, because doing so would be too costly. It should also be realized that this method of protecting the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

     Each Fund has established procedures consistent with policies of the Securities and Exchange Commission concerning forward contracts. Those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment. Therefore, each Fund expects to always have cash or liquid securities available sufficient to cover any commitments under these contracts.

     OPTIONS
     Each of the Funds may write covered call and put options and purchase call and put options on securities. Call and put options written by a Fund may be covered in the manner set forth below.

     A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. A put option written by a Fund is "covered" if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

     Each of the Funds may purchase options for hedging purposes or to increase the Fund's return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     Each of the Funds may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     Each of the Funds may write (sell) covered call and put options and purchase call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right, but not the obligation, to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

     Each of the Funds may cover call options on stock indices by owning securities whose price changes, in the opinion of the Manager or a Subadviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. A Fund may cover put options on stock indices by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account or by holding a put on the same stock index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

     A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

     Each of the Funds may also purchase put options on stock indices to hedge the Fund's investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

     The purchase of call options on stock indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

     Each of the Funds may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized.

     FUTURES CONTRACTS
     Each of the Funds may enter into interest rate futures contracts, stock index futures contracts and/or foreign currency futures contracts. Such investment strategies may be used for hedging purposes and for nonhedging purposes, subject to applicable law.

     A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts in the United States have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Futures contracts may also be traded on markets outside the U.S.

     While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when a Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

     A Fund may purchase or sell futures contracts to attempt to protect the Fund from fluctuations in interest rates, or to manage the effective maturity or duration of the Fund's portfolio in an effort to reduce potential losses or enhance potential gain, without actually buying or selling debt securities. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as if the Fund sold bonds that it owned, or as if the Fund sold longer-term bonds and purchased shorter-term bonds. If interest rates did increase, the value of the Fund's debt securities would decline, but the value of the futures contracts would increase, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similar results could be accomplished by selling bonds, or by selling bonds with longer maturities and investing in bonds with shorter maturities. However, by using futures contracts, the Fund avoids having to sell its securities.

     Similarly, when it is expected that interest rates may decline, a Fund might enter into futures contracts for the purchase of debt securities. Such a purchase would be intended to have much the same effect as if the Fund purchased bonds, or as if the Fund sold shorter-term bonds and purchased longer-term bonds. If interest rates did decline, the value of the futures contracts would increase.

     Each of the Funds may enter into stock index futures contracts to gain stock market exposure while holding cash available for investments and redemptions and may sell such contracts to protect against a decline in the stock market.

     Each of the Funds may purchase and sell foreign currency futures contracts to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

     Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Although the use of futures for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position (e.g., if a Fund sells a futures contract to protect against losses in the debt securities held by the Fund), at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position.

     In addition, the ability effectively to hedge all or a portion of a Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the securities underlying such contracts correlate with movements in the value of the Fund's securities. If the security underlying a futures contract is different than the security being hedged, they may not move to the same extent or in the same direction. In that event, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where a Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the securities which the Fund would otherwise buy or sell.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

     The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Investments in futures contracts also entail the risk that if the Manager's or a Subadviser's investment judgment about the general direction of interest rates, equity markets, or other economic factors is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into. For example, if a Fund hedged against the possibility of an increase in interest rates which would adversely affect the price of the Fund's bonds and interest rates decrease instead, part or all of the benefit of the increased value of the Fund's bonds which were hedged will be lost because the Fund will have offsetting losses in its futures positions. Similarly, if a Fund purchases futures contracts expecting a decrease in interest rates and interest rates instead increased, the Fund will have losses in its futures positions which will increase the amount of the losses on the securities in its portfolio which will also decline in value because of the increase in interest rates. In addition, in such situations, if the Fund has insufficient cash, the Fund may have to sell bonds from its investments to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so.

     Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on a Fund's hedging strategies.

     CFTC regulations require compliance with certain limitations in order to assure that a Fund is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations prohibit a Fund from purchasing or selling futures contracts (other than for bona fide hedging transactions) if, immediately thereafter, the sum of the amount of initial margin required to establish that Fund's non-hedging futures positions would exceed 5% of that Fund's net assets.

     Each Fund will comply with this CFTC requirement, and each Fund currently intends to adhere to the additional policies described below. First, an amount of cash or liquid securities will be maintained by each Fund in a segregated account so that the amount so segregated, plus the applicable margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract. The second is that a Fund will not enter into a futures contract if immediately thereafter the amount of initial margin deposits on all the futures contracts held by the Fund would exceed approximately 5% of the net assets of the Fund. The third is that the aggregate market value of the futures contracts held by a Fund not exceed approximately 50% of the market value of the Fund's total assets other than its futures contracts. For purposes of this third policy, "market value" of a futures contract is deemed to be the amount obtained by multiplying the number of units covered by the futures contract times the per unit price of the securities covered by that contract.

     The use of futures contracts potentially exposes a Fund to the effects of "leveraging," which occurs when futures are used so that the Fund's exposure to the market is greater than it would have been if the Fund had invested directly in the underlying securities. "Leveraging" increases a Fund's potential for both gain and loss. As noted above, each of the Funds intends to adhere to certain policies relating to the use of futures contracts, which should have the effect of limiting the amount of leverage by the Fund.

     The use of futures contracts may increase the amount of taxable income of a Fund and may affect the amount, timing and character of a Fund's income for tax purposes, as more fully discussed herein in the section entitled "Certain Additional Tax Matters."

     OPTIONS ON FUTURES CONTRACTS
     Each of the Funds may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies may be used for hedging purposes and for non-hedging purposes, subject to applicable law.

     An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

     Options on futures contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

     Each of the Funds may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account with its custodian. A Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash, short-term money market instruments or high quality debt securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by a Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by a Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by a Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

     Each of the Funds may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

     CONVERTIBLE SECURITIES
     Each Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. Convertible securities purchased are not subject to the ratings requirements applicable to the Funds' purchase of fixed income investments.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     SWAPS AND RELATED TRANSACTIONS
     Each Fund may enter into interest rate swaps, currency swaps, equity swaps and other types of available swap agreements, such as caps, collars and floors, for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the currency exchange rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

     A Fund will maintain liquid assets with its custodian to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (i.e., the two payments streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain liquid assets with its custodian with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will maintain liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, equity, currency or other factor that determines the amount of payments to be made under the arrangement. If the Manager or a Subadviser is incorrect in its forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. No Fund will enter into any swap unless the Manager or Subadviser deems the counterparty to be creditworthy. If the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

     Swap agreements are subject to each Fund's overall limit that not more than 10% of its net assets may be invested in illiquid securities, and no Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     ADDITIONAL DISCLOSURE REGARDING DERIVATIVES
     Transactions in options may be entered into on U.S. exchanges regulated by the SEC, in the over-the-counter market and on foreign exchanges, while forward contracts may be entered into only in the over-the-counter market. Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the CFTC and on foreign exchanges. The securities underlying options and futures contracts traded by a Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S. markets.

     Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

     Some of the Fund's use of derivatives may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

     Options, futures contracts, options on futures contracts, forward contracts and swaps may be used alone or in combinations in order to create synthetic exposure to securities in which a Fund otherwise invests, such as non-U.S. government securities.

     SHORT SALES
     The Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund will also incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

     LOWER RATED DEBT SECURITIES
     The Funds may invest in lower rated fixed income securities (commonly known as "junk bonds"), to the extent described in the Prospectus. The lower ratings of certain securities held by the Funds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Funds more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Funds had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.

     Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fixed income securities. Conversely, during periods of rising interest rates, the value of a Fund's fixed-income securities will generally decline. The values of lower rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower rated securities. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a Fund's net asset value. The Funds will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Manager will monitor the investment to determine whether its retention will assist in meeting the Fund's investment objective.

     Issuers of lower rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     At times, a substantial portion of a Fund's assets may be invested in securities as to which a Fund, by itself or together with other funds and accounts managed by Citibank and its affiliates, holds all or a major portion. Although Citibank generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell these securities when Citibank believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Fund's operating expenses and adversely affect a Fund's net asset value. In addition, a Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.

     Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     ZERO-COUPON BONDS AND "PAYMENT-IN-KIND" BONDS
     The Funds may invest in "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The Funds are required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the Funds to liquidate investments in order to satisfy its dividend requirements.

     DEFENSIVE STRATEGIES
     The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality money market and other short-term instruments, and may not be pursuing their investment goals.

                          4. INVESTMENT RESTRICTIONS

     The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to any Fund without approval by holders of a majority of the outstanding voting securities of that Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     None of the Funds may:

     (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed (or purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, taken at market value). It is intended that a Fund would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of portfolio securities.

     (2) Make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value), (b) through the use of repurchase agreements, fixed time deposits or the purchase of short-term obligations or
(c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

     (3) Purchase securities of any issuer if such purchase at the time thereof would cause with respect to 75% of the total assets of the Fund more than 10% of the voting securities of such issuer to be held by the Fund; provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that a Fund may invest all or substantially all of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

     (4) Purchase securities of any issuer if such purchase at the time thereof would cause as to 75% of the Fund's total assets more than 5% of the Fund's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state); provided that for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that each of the Funds may invest all or substantially all of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

     (5) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objectives, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

     (6) Underwrite securities issued by other persons, except that all the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Fund may technically be deemed an underwriter under the Securities Act in selling a security.

     (7) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude any Fund from purchasing or selling futures contracts or options thereon, and each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

     (8) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     NON-FUNDAMENTAL RESTRICTIONS

     Each Fund does not as a matter of operating policy:

     (i) borrow money in excess of 10% of the total assets of the Fund (taken at cost), except that such Fund may borrow up to 25% of its total assets when such borrowing is necessary to meet redemption requests (moreover, the Fund will not purchase any securities for the Fund at any time at which borrowings exceed 5% of the total assets of the Fund (taken at market value)),

     (ii) invest more than 20% of is total assets in the securities of issuers located in any one foreign country, except that the Fund may have an additional 15% of its total assets in the securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

     These policies are not fundamental and may be changed by each Fund without the approval of its shareholders.

     PERCENTAGE AND RATING RESTRICTIONS

     If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Registration Statement is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.

                  5. PERFORMANCE INFORMATION AND ADVERTISING

     Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be worth more or less than their original cost.

     Each Fund may provide its period and average annualized "total rates of return". The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period which was made at the maximum public offering price and reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized". An "annualized" total rate of return assumes that the period rate of return is generated over a one-year period.

     A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

     Each Fund may provide annualized "yield" quotations. The yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one year period and is shown as a percentage of the maximum public offering price on the last day of that period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.


     Any current yield quotation for a Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds can be purchased only through a variable annuity contract or variable life insurance policy, a prospective purchaser should carefully review the prospectus of the variable annuity contract or variable life insurance policy he or she has chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Funds.

     Set forth below is total rate of return information for the shares of each Fund for the periods indicated, assuming that dividends and capital gains distributions, if any, were reinvested. CitiSelect VIP Folio 100 is newly organized and had no operations at October 31, 1998.




                                                       Redeemable Value of a
                                                         Hypothetical
                                                         $1,000 Investment
                               Total Rate of Return    at the end of the Period

     CITISELECT VIP FOLIO 200
     February 10, 1997
      (commencement of
      operations) to
      December 31, 1997               ______%                    $_______
     One year ended
      December 31, 1998               ______%                    $_______

     CITISELECT VIP FOLIO 300
     February 10, 1997
      (commencement of
      operations) to
      December 31, 1997               ______%                    $_______
     One year ended
      December 31, 1998               ______%                    $_______


     CITISELECT VIP FOLIO 400
     February 10, 1997
      (commencement of
      operations) to
      December 31, 1997               ______%                    $_______
     One year ended
      December 31, 1998               ______%                    $_______


     CITISELECT VIP FOLIO 500
     February 10, 1997
      (commencement of
      operations) to
      December                        ______%                    $_______
      31, 1997
     One year ended                   ______%                    $_______
      December 31, 1998


     The annualized yield of shares of each of CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, and CitiSelect VIP Folio 500 for the 30-day period ended December 31, 1998 was ____%, _____%, _____%, and _____%, respectively.

     From time to time, advertising and marketing material of any of the Funds may include charts showing the historical performance of hypothetical portfolios comprised of classes of assets similar to those in which the Funds invest. The classes of assets will be represented by the historical performance of specific unmanaged indices. The information contained in such charts should not be viewed as a projection of results of any of the Funds or as the historical performance of any of the Funds. In addition, the past performance illustrated by such charts should not be viewed as a guarantee of future results.

               6. DETERMINATION OF NET ASSET VALUE; VALUATION OF
          SECURITIES; ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The net asset value of each share of each Fund is determined each day during which the New York Stock Exchange is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value of shares of a Fund is made once each day as of the close of regular trading on such Exchange by dividing the value of the Fund's net assets (i.e., the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. A share's net asset value is effective for orders received by the Trust prior to its calculation and received by the Distributor prior to the close of the business day on which such net asset value is determined.

     For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. In certain instances, securities are valued on the basis of valuations received from a single dealer, which is usually an established market maker in the security. In these instances, additional dealer valuations are obtained monthly. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

     Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

     Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption or repurchase price of shares of the Funds, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

     The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the Securities and Exchange Commission (the "SEC"), exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

     Shares of the Funds may be sold to and held by Separate Accounts that fund variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated Participating Insurance Companies. The Funds currently do not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts between affiliated or unaffiliated Participating Insurance Companies.

Nevertheless, the Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of affiliated or unaffiliated Participating Insurance Companies, the Participating Insurance Companies may be required to withdraw the assets allocable to some or all of the Separate Accounts from the Funds. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in separate prospectuses issued by the Participating Insurance Companies. The Funds assume no responsibility for such prospectuses.

                                 7. MANAGEMENT

     TRUSTEES

     The Trustees and officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of each Trustee and officer is 21 Milk Street, Boston, Massachusetts.

     TRUSTEES OF THE TRUST

     ELLIOTT J. BERV (aged 56) -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to June, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 24 Atlantic Drive, Scarborough, Maine.

     PHILIP W. COOLIDGE* (aged 47) -- President of the Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

     MARK T. FINN (aged 55) -- President and Director, Delta Financial, Inc. (since June, 1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April, 1990); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January
1996); President and Secretary, Phoenix Trading Co. (Commodity Trading Advisory
Firm) (since March 1997); Director, Vantage Consulting Group, Inc. (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

     RILEY C. GILLEY (aged 72) -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

     DIANA R. HARRINGTON (aged 59) -- Professor, Babson College (since September, 1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September, 1993); Trustee, The Highland Family of Funds (March, 1997 to March,
1998). Her address is 120 Goulding Street, Holliston, Massachusetts.

     SUSAN B. KERLEY (aged 47) -- President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Adviser, Rockefeller & Co. (March, 1988 to July, 1990); Trustee, Mainstay Institutional Funds (since December,
1990). Her address is P.O. Box 9572, New Haven, Connecticut.

     HEATH B. MCLENDON (aged 65) - Chairman, President and Chief Executive Officer of Mutual Management Corp. (since [____]); Managing Director of Salomon Smith Barney (since [____]). His address is 388 Greenwich Street, New York, New York.

     C. OSCAR MORONG, JR. (aged 64) - Chairman of the Board of the Trust; Managing Director, Morong Capital Management (since February, 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired January, 1993); Director, Indonesia Fund; Trustee, MAS Funds (since 1993). His address is 1385 Outlook Drive West, Mountainside, New Jersey.

     WALTER E. ROBB, III (aged 72) -- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

     E. KIRBY WARREN (aged 64) -- Professor of Management, Graduate School of Business, Columbia University (since 1987); Samuel Bronfman Professor of Democratic Business Enterprise (1978 to 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.

     WILLIAM S. WOODS, JR. (aged 78) -- Vice President-Investments, Sun Company, Inc. (retired, April, 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.


     OFFICERS OF THE TRUST

     PHILIP W. COOLIDGE* (aged 47) -- President of the Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

     CHRISTINE A. DRAPEAU* (aged 28) -- Assistant Secretary and Assistant Treasurer of the Trust; Assistant Vice President, Signature Financial Group, Inc. (since January, 1996); Paralegal and Compliance Officer, various financial companies (July, 1992 to January, 1996); Graduate Student, Bentley College (prior to December, 1994).

     TAMIE EBANKS-CUNNINGHAM* (aged 26) -- Assistant Secretary of the Trust; Office Manager, Signature Financial Group (Cayman) Ltd. (since April 1995); Administrator, Cayman Islands Primary School (prior to April 1995). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, British West Indies.

     JOHN R. ELDER* (aged 50) -- Treasurer of the Trust; Vice President, Signature Financial Group, Inc. (since April, 1995); Treasurer, CFBDS (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (1983 to March, 1995).

     LINDA T. GIBSON* (aged 33) -- Secretary of the Trust; Vice President, Signature Financial Group, Inc. (since May, 1992); Assistant Secretary, CFBDS (since October, 1992).

     JAMES E. HOOLAHAN* (aged 52) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Senior Vice President, Signature Financial Group, Inc.

     SUSAN JAKUBOSKI* (aged 35) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group (Cayman) Ltd. (since August, 1994); Fund Compliance Administrator, Concord Financial Group (November, 1990 to August, 1994).

     MOLLY S. MUGLER* (aged 47) -- Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS.

     CLAIR TOMALIN* (aged 30) -- Assistant Secretary of the Trust; Office Manager, Signature Financial Group (Europe) Limited (since 1993). Her address is 117 Charterhouse Street, London ECIM 6AA.

     SHARON M. WHITSON* (aged 50) -- Assistant Secretary and Assistant Treasurer of the Trust; Assistant Vice President, Signature Financial Group, Inc.

     JULIE J. WYETZNER* (aged 39) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.

     The Trustees and officers of the Trust also hold comparable positions with certain other funds for which CFBDS, Signature Financial Group, Inc. or their affiliates serve as the distributor or administrator.

     The Trustees of the Trust received the following remuneration from the Trust during its fiscal year ended December 31, 1998:

                                                       PENSION OR       ESTIMATED
                                    AGGREGATE          RETIREMENT        ANNUAL        TOTAL COMPENSATION
                                   COMPENSATION     BENEFITS ACCRUED     BENEFITS      FROM TRUST AND FUND
                                      FROM              AS PART           UPON               COMPLEX
               TRUSTEE              REGISTRANT      OF FUND EXPENSES    RETIREMENT     PAID TO TRUSTEES (1)
     Elliott J. Berv............      $3,409.27          None              None             $53,150.00
     Philip W. Coolidge.........      None               None              None             None
     Mark T. Finn...............      $3,389.53          None              None             $52,100.00
     Riley C. Gilley............      $3,384.44          None              None             $41,510.00
     Diana R. Harrington........      $3,545.56          None              None             $59,100.00
     Susan B. Kerley............      $3,513.95          None              None             $55,110.00
     Heath B. McLendon (2)......      None               None              None             None
     C. Oscar Morong, Jr........      $3,669.31          None              None             $71,110.00
     Walter E. Robb, III........      $3,395.04          None              None             $50,110.00
     E. Kirby Warren............      $3,483.71          None              None             $49,110.00
     William S. Woods, Jr.......      $3,484.86          None              None             $54,110.00


          (1) Information relates to the fiscal year ended December 31, 1998. Messrs. Berv, Coolidge, Finn, Gilley, McLendon, Morong, Robb, Warren and Woods and Mses. Harrington and Kerley are trustees of 27, 49, 26, 33, 20, 40, 30, 40, 26, 28 and 28 funds, respectively, of the family of open-end registered investment companies advised or managed by Citibank.
          (2) Mr. McLendon was appointed as a Trustee in February 1999.

     As of ___________, 1999, all Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund. As of the same date, First Citicorp Life Insurance Company owned of record _____%, _____%, _____% and _____% of the shares of CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400 and CitiSelect VIP Folio 500, respectively; and Citicorp Life Insurance Company owned of record _____%, _____%, _____% and _____% of the shares of CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400 and CitiSelect VIP Folio 500, respectively.

     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust, or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     MANAGER
     Citibank manages the assets of each Fund and provides certain administrative services to the Trust pursuant to separate management agreements (the "Management Agreements"). Citibank furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting securities transactions for each Fund. The Management Agreements provide that Citibank may delegate the daily management of securities of each Fund to one or more subadvisers and that the Funds may employ one or more subadvisers to be responsible for the daily management of securities of each Fund. The Management Agreements provide that in each case Citibank will supervise and monitor the performance of the subadvisers. The Management Agreements will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     Citibank provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. Trustees, officers, and investors in the Trust are or may be or may become interested in Citibank, as directors, officers, employees, or otherwise and directors, officers and employees of Citibank are or may become similarly interested in the Trust.

     Each Management Agreement provides that Citibank may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the applicable Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Management Agreement.

     For the period from February 10, 1997, commencement of operations, to December 31, 1997, the fees payable to Citibank under the Management Agreements were as follows: CitiSelect VIP Folio 200 $70,961 (of which $51,585 was voluntarily waived), CitiSelect VIP Folio 300 $79,571 (of which $51,799 was voluntarily waived), CitiSelect VIP Folio 400 $75,204 (of which $39,271 was voluntarily waived) and CitiSelect VIP Folio 500 $69,516 (of which $32,727 was voluntarily waived). For the period from January 1, 1998 to December 31, 1998, the fees payable to Citibank under the Management Agreements were as follows:
CitiSelect VIP Folio 200 $______ (of which $_____ was voluntarily waived), CitiSelect VIP Folio 300 $______ (of which $______ was voluntarily waived), CitiSelect VIP Folio 400 $______ (of which $______ was voluntarily waived) and CitiSelect VIP Folio 500 $_____ (of which $_____ was voluntarily waived).

     Pursuant to a sub-administrative services agreement with Citibank, CFBDS performs such sub-administrative duties for the Trust as from time to time are agreed upon by Citibank and CFBDS. For performing such sub-administrative services, CFBDS receives compensation as from time to time is agreed upon by Citibank. All such compensation is paid by Citibank.

     The Funds have entered into separate Submanagement Agreements with the Subadvisers listed below for the kinds of assets of each Fund noted opposite the Subadvisers' names.



     Small cap value securities              Franklin Advisory Services, Inc.

     Large cap value securities              Mutual Management Corp.

     International equity securities         Hotchkis and Wiley

     Foreign government securities           Salomon Brothers Asset Management Limited

     High yield securities                   Salomon Brothers Asset Management Inc


     It is the responsibility of the Subadviser to make the day-to-day investment decisions for their allocated assets of the Funds, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of Citibank. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the Funds allocated to it and effecting securities transactions concerning those assets.

     The Submanagement Agreements with Franklin Advisory Services, Inc. and Hotchkis and Wiley will continue in effect as to each applicable Fund indefinitely as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust as to that Fund or by a vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.

     The Submanagement Agreement with Mutual Management Corp. will continue in effect until January 22, 2001, and thereafter indefinitely as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust as to that Fund or by a vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.

     The Submanagement Agreement with Salomon Brothers Asset Management Limited will continue in effect until March 1, 2001, and thereafter indefinitely as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust as to that Fund or by a vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.

     The Submanagement Agreement with Salomon Brothers Asset Management Inc will continue in effect until _______ __, 2001, and thereafter indefinitely as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust as to that Fund or by a vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.

     Each Submanagement Agreement provides that the applicable Subadviser may render services to others. Each Submanagement Agreement is terminable as to any Fund without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Submanagement Agreement may be terminated by the applicable Subadviser on not less than 90 days' written notice to the Trust and to Citibank. Each Submanagement Agreement provides that neither the Subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for any Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Submanagement Agreement.

     The management fee is allocated among the Subadvisers at the annual rates equal to the percentages specified below of the aggregate assets managed by the particular Subadviser. Citibank retains any management fee in excess of amounts payable to the Subadvisers. Citibank pays the Subadvisers' fees to the extent they exceed the aggregate fee of 0.75% of each Fund's average daily net assets.

     Franklin Advisory Services, Inc.
              0.55% on first $250 million
              0.50% on remaining assets

     Mutual Management Corp.
              0.65% on the first $10 million
              0.50% on the next $10 million
              0.40% on the next $10 million
              0.30% on remaining assets

     Hotchkis and Wiley
              0.60% on first $10 million
              0.55% on next $40 million
              0.45% on next $100 million
              0.35% on next $150 million
              0.30% on remaining assets

     Salomon Brothers Asset Management Limited
              0.30% on the first $200 million
              0.25% on assets in excess of $200 million

     Salomon Brothers Asset Management Inc
              0.45% on the first $100 million
              0.40% on assets in excess of $100 million

     The aggregate fees paid by Citibank to each of the Subadvisers under the Submanagement Agreements in effect for the prior fiscal year were as follows:

                                             FEBRUARY 10, 1997
                                             (COMMENCEMENT OF
                                             OPERATIONS) TO           JANUARY 1, 1998 TO
           SUBADVISER:                       DECEMBER 31, 1997:       DECEMBER 31, 1998:

           Franklin Advisory Services,
            Inc.                             $28,471                  $______

           Hotchkis and Wiley                $47,955                  $______

           Pacific Investment
            Management Company (1)           $23,368                  $______

           Miller Anderson &
            Sherrerd, LLP (2)                $20,075                  $______

           Mutual Management
            Corp. (2)                          N/A                      N/A

           Salomon Brothers Asset
            Management Limited (1)             N/A                      N/A

           Salomon Brothers Asset
            Management Inc. (3)                N/A                      N/A


     (1) Pacific Investment Management Company ("PIMCO") served as subadviser for the foreign government securities of the Funds from the Funds' inception through February 28, 1999. Since March 1, 1999, Salomon Brothers Asset Management Limited ("SBAM"), also an affiliate of CitiBank, has managed the foreign government securities of the Funds that were previously managed by PIMCO.

     (2) Miller Anderson & Sherrerd, LLP ("MAS"), served as a subadviser for the large cap value securities from the Funds' inception through January 21, 1999. Since January 22, 1999. Mutual Management Corp. ("MMC"), an affiliate of Citibank, has managed the large cap value securities of the Funds that were previously managed by MAS.

     (3) Salomon Brothers Asset Management Inc. ("SBAMInc.") has served as the subadviser for the high yield securities, a new asset class of the Funds, since ________, 1999.

     DISTRIBUTOR
     CFBDS, 21 Milk Street, Boston, Massachusetts 02109 serves as the Distributor of the Trust's shares pursuant to a Distribution Agreement with the Trust. Unless otherwise terminated, the Distribution Agreement continues in effect from year to year upon annual approval by the Trust's Board of Trustees, or by the vote of a majority of the outstanding shares of the Trust and by the vote of a majority of the Board of Trustees of the Trust who are not parties to the Agreement or interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act. CFBDS is not currently paid a fee for the provision of distribution services with respect to shares of the Funds.

     EXPENSES
     In addition to amounts payable to Citibank and the Subadvisers under the Management and Submanagement Agreements, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with Citibank, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, and insurance premiums. The Prospectus for each Fund contains more information about the expenses of each Fund.

     TRANSFER AGENT AND CUSTODIAN
     The Trust has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street acts as transfer agent for each Fund. The Trust also has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street, pursuant to which custodial and fund accounting services, respectively, are provided for each Fund. Among other things, State Street calculates the daily net asset value for the Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

     AUDITORS
     PricewaterhouseCoopers LLP are the independent accountants for the Trust providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts 02110.

     COUNSEL
     Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, is the counsel for each Fund.


                           8. PORTFOLIO TRANSACTIONS

     The Trust trades securities for a Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each Fund are made by a portfolio manager who is an employee of Citibank or a Subadviser and who is appointed and supervised by senior officers of Citibank or by a Subadviser. The portfolio manager or Subadviser may serve other clients in a similar capacity.

     In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which the Manager, the Subadvisers or their affiliates exercise investment discretion. The Manager and the Subadvisers are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Manager or the applicable Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Manager, the Subadvisers and their affiliates have with respect to accounts over which they exercise investment discretion.

     The investment advisory fee that each Fund pays to Citibank will not be reduced as a consequence of Citibank's receipt of brokerage and research services. While such services are not expected to reduce the expenses of Citibank, Citibank would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

     In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of Citibank's or a Subadviser's other clients. Investment decisions for each Fund and for Citibank's and the Subadvisers' other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by Citibank or a Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

     For the period from February 10, 1997, commencement of operations, to December 31, 1997, the Funds paid brokerage commissions in the following amounts: CitiSelect VIP Folio 200 $11,009, CitiSelect VIP Folio 300 $19,855, CitiSelect VIP Folio 400 $27,008 and CitiSelect VIP Folio 500 $23,314. For the period from January 1, 1998 to December 31, 1998, the Funds paid brokerage commissions in the following amounts: CitiSelect VIP Folio 200 $______, CitiSelect VIP Folio 300 $______, CitiSelect VIP Folio 400 $______ and CitiSelect VIP Folio 500 $_______.

            9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest ($0.00001 par value per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. The Funds and CitiFunds Small Cap Growth VIP Portfolio are the only current series of shares of the Trust and the Trust has reserved the right to create and issue additional series of shares. Each share of each Fund represents an equal proportionate interest in the Fund with each other share. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention to hold annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

     The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

     The rights accompanying Fund shares are legally vested in the Separate Accounts. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the Separate Accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Fund shares held in Separate Accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. For a further discussion, please refer to the insurance company's Separate Account prospectus.

     The Funds' Transfer Agent maintains a share register for shareholders of record, i.e., the Separate Accounts of the Participating Insurance Companies. Share certificates will not be issued.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                      10. CERTAIN ADDITIONAL TAX MATTERS

     Each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds, although non-U.S. source income earned by each Fund may be subject to non-U.S. withholding or other taxes. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders.

     The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

     Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss; a long-term capital gain realized by an individual shareholder will be eligible for reduced tax rates if the shares were held for more than eighteen months. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

     Any investment by a Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

     Each Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

     An investment by a Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

     The Funds may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non-U.S.

currencies for non-hedging purposes may be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold. Investment by a Fund in certain "passive foreign investment companies" may also be limited in order to avoid a tax on the Fund. Investment income received by a Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine a Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

     If a Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid. If the Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not qualify or elect to "pass through" to the Fund's shareholders foreign income taxes paid by it, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.

     The Funds will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Funds by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

     The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

     Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year. Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.

                      11. CERTAIN BANK REGULATORY MATTERS

     The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Funds. Citibank believes that its services under the Management Agreements and the activities performed by it or its affiliates as Service Agents are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Manager or a Service Agent, the Funds would seek alternative means for obtaining these services. The Funds do not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

                           12. FINANCIAL STATEMENTS

     The audited financial statements of each of the Funds (Portfolio of Investments at December 31, 1998, Statement of Assets and Liabilities at December 31, 1998, Statement of Operations for the period January 1, 1998 to December 31, 1998, Statement of Changes in Net Assets for the period January 1, 1998 to December 31, 1998, Financial Highlights for the period January 1, 1998 to December 31, 1998, Notes to Financial Statements and Report of Independent Accountants), each of which is included in the Annual Report to Shareholders of the Funds, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, on behalf of the Funds.

     A copy of the Annual Report for the Funds accompanies this Statement of Additional Information.

                      Statement of Additional Information
                                  [_____], 1999

                  CITIFUNDSSM SMALL CAP GROWTH VIP PORTFOLIO

     Variable Annuity Portfolios (the "Trust") is an open-end investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 18, 1996. The Trust offers shares of CitiFundsSM Small Cap Growth VIP Portfolio (the "Fund"), as well as the shares of five other series. The shares of the Fund are offered only to separate accounts ("Separate Accounts") of participating life insurance companies ("Participating Insurance Companies") for the purpose of funding variable annuity contracts and variable life insurance policies. The address and telephone number of the Trust are 21 Milk Street, Boston, Massachusetts 02109,
(617) 423-1679.

     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

     TABLE OF CONTENTS                                                                       PAGE

     1.  The Trust.........................................................................
     2.  Investment Objective and Policies.................................................
     3.  Description of Permitted Investments and Investment Practices.....................
     4.  Investment Restrictions...........................................................
     5.  Performance Information and Advertising...........................................
     6.  Determination of Net Asset Value; Valuation of Securities; Additional Purchase
         and Redemption Information........................................................
     7.  Management........................................................................
     8.  Portfolio Transactions............................................................
     9.  Description of Shares, Voting Rights and Liabilities..............................
     10. Certain Additional Tax Matters....................................................
     11. Certain Bank Regulatory Matters...................................................
     12. Financial Statements..............................................................


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Trust's Prospectus, dated May 1, 1999, by which shares of the Fund are offered. This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page ___ hereof. These financial statements can be found in the Fund's Annual Report to Shareholders. An investor may obtain copies of the Prospectus and Annual Report without charge by calling 1-800-625-4554 or by contacting a Participating Insurance Company.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1. THE TRUST

     Variable Annuity Portfolios, the Trust, is an open-end investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on October 18, 1996. This Statement of Additional Information relates to CitiFunds Small Cap Growth VIP Portfolio, a series of the Trust. Prior to March 2, 1998 the Fund was called Landmark Small Cap Equity VIP Fund. The Fund is an investment vehicle for variable annuity contracts and variable life insurance policies offered by Separate Accounts of Participating Insurance Companies.

     The Fund is a diversified series of the Trust. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a diversified series or diversified investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

     Citibank, N.A. ("Citibank" or the "Manager") is investment adviser to the Fund. The Manager manages the investments of the Fund from day to day in accordance with the Fund's investment objectives and policies. The selection of investments for the Fund and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces.

     The Board of Trustees of the Trust provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by CFBDS, Inc., the Fund's distributor ("CFBDS" or the "Distributor"), only to Separate Accounts.

     PROPOSED RESTRUCTURING
     At the date of this Statement of Additional Information, the Fund, like most mutual funds, invests directly in securities. However, the Fund intends, in the future, to convert to a new investment structure, sometimes called a "master feeder structure." In the new investment structure, the Fund, instead of investing directly in securities, may invest in a Portfolio which is a mutual fund with its own investment goals and policies. The Portfolio buys, holds and sells securities in accordance with these goals and policies. Of course, there can be no assurance that the Fund or the Portfolio will achieve their goals.

     The Fund expects to convert to the new investment structure during 1999, although it is possible that the conversion could be delayed.

     Following the restructuring, the Trust intends to invest in VAP Small Cap Growth Portfolio (the "Portfolio"). The Portfolio is a series of VAP Master Portfolios (the "Portfolio Trust"). The Portfolio Trust is an open end, diversified management investment company organized as a New York trust.

     Following the restructuring, all references in this Statement of Additional Information to the Fund will include the Fund's underlying Portfolio , except as otherwise noted. In addition, references to the Trust will include the Portfolio Trust, except as otherwise noted.

                     2. INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Fund is long-term capital growth. Dividend income, if any, is incidental to the investment objective.

     The policies described herein and those described below under "Description of Permitted Investments and Investment Practices" are not fundamental and may be changed without shareholder approval.

     The Trust has also adopted the following policies with respect to the Fund's investments in (i) warrants and (ii) securities of issuers with less than three years' continuous operation. The Trust's purchases of warrants for the Fund will not exceed 5% of the Fund's net assets. Included within that amount, but not exceeding 2% of its net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Any such warrants will be valued at their market value except that warrants which are attached to securities at the time such securities are acquired for the Fund will be deemed to be without value for the purpose of this restriction. The Trust will not invest more than 5% of the Fund's assets in companies which, including their respective predecessors, have a record of less than three years' continuous operation.

       3. DESCRIPTION OF PERMITTED INVESTMENTS AND INVESTMENT PRACTICES

      FUTURES CONTRACTS
      The Fund may enter into stock index futures contracts and/or foreign currency futures contracts. Such investment strategies will be used for hedging purposes and for nonhedging purposes, subject to applicable law.

     A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts in the United States have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Futures contracts may also be traded in markets outside the U.S.

     While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when the Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable.

     The Fund may enter into stock index futures contracts to gain stock market exposure while holding cash available for investments and redemptions.

     The Fund may purchase and sell foreign currency futures contracts to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

     Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Although the use of futures for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position (e.g., if the Fund sells a futures contract to protect against losses in the securities held by the Fund), at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position.

     In addition, the ability effectively to hedge all or a portion of the Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the securities underlying such contracts correlate with movements in the value of the Fund's securities. If the security underlying a futures contract is different than the security being hedged, they may not move to the same extent or in the same direction. In that event, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where the Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the securities which the Fund would otherwise buy and sell.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While the Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

     The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on the Fund's hedging strategies.

     CFTC regulations require compliance with certain limitations in order to assure that the Fund is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations prohibit the Fund from purchasing or selling futures contracts (other than for bona fide hedging transactions) if, immediately thereafter, the sum of the amount of initial margin required to establish the Fund's non-hedging futures positions would exceed 5% of the Fund's net assets.

     The Fund will comply with this CFTC requirement, and the Fund currently intends to adhere to the additional policies described below. First, an amount of cash or liquid securities will be maintained by the Fund in a segregated account so that the amount so segregated, plus the initial margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract. The second is that the Fund will not enter into a futures contract if immediately thereafter the amount of initial margin deposits on all the futures contracts held by the Fund would exceed approximately 5% of the net assets of the Fund. The third is that the aggregate market value of the futures contracts held by the Fund not exceed approximately 50% of the market value of the Fund's total assets other than its futures contracts. For purposes of this third policy, "market value" of a futures contract is deemed to be the amount obtained by multiplying the number of units covered by the futures contract times the per unit price of the securities covered by that contract.

     The use of futures contracts may increase the amount of taxable income of the Fund and may affect the amount, timing and character of the Fund's income for tax purposes, as more fully discussed herein in the section entitled "Certain Additional Tax Matters."

     REPURCHASE AGREEMENTS
     The Fund may invest in repurchase agreements collateralized by securities in which the Fund may otherwise invest. Repurchase agreements are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. The Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Fund are fully collateralized, with such collateral being marked to market daily.

     SECURITIES OF NON-U.S. ISSUERS
     The Fund may invest in securities of non-U.S. issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, the value of such securities fluctuates based on the relative strength of the U.S. dollar. In addition, there is generally less publicly available information about non-U.S. issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Non-U.S. issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in securities of non-U.S. issuers also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of other countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

     It is anticipated that in most cases the best available market for securities of non-U.S. issuers would be on exchanges or in over-the-counter markets located outside the U.S. Non-U.S. stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some non-U.S. issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Non-U.S. security trading practices, including those involving securities settlement where the Fund's assets may be released prior to receipt of payments, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a non-U.S. broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of non-U.S. securities exchanges, brokers and listed companies than in the U.S.

     Investments in closed-end investment companies which primarily hold securities of non-U.S. issuers may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

     American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for the Fund to make non-U.S. investments. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

     ADRs, EDRs, and GDRs may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between such information and the market value of the depositary receipts.

     The Fund may invest in securities of non-U.S. issuers that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

     The risks described above, including the risks of nationalization or expropriation of assets, are typically increased to the extent that the Fund invests in issuers located in less developed and developing nations, whose securities markets are sometimes referred to as "emerging securities markets." Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

     In addition, unanticipated political or social developments may affect the value of the Fund's investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investment in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     SHORT SALES "AGAINST THE BOX"
     In a short sale, a fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund, in accordance with its investment restrictions, may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position is maintained for the Fund by the custodian or qualified sub-custodian. While the short sale is open, an amount of securities equal in kind and amount to the securities sold short or securities sold convertible into or exchangeable for such equivalent securities are maintained in a segregated account for the Fund. These securities constitute the Fund's long position.

     The Fund does not engage in short sales against the box for investment purposes. The Fund may, however, make a short sale against the box as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount the Fund owns. There are certain additional transaction costs associated with short sales against the box, but the Fund endeavors to offset these costs with the income from the investment of the cash proceeds of short sales.

     The Manager does not expect that more than 40% of the Fund's total assets would be involved in short sales against the box. The Manager does not currently intend to engage in such sales.

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS
     Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund may enter into currency exchange transactions to convert U.S. currency to non-U.S. currency and non-U.S. currency to U.S. currency, as well as convert one non-U.S. currency to another non-U.S. currency. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange markets, or uses forward contracts to purchase or sell non-U.S. currencies. The Fund may also enter into currency hedging transactions in an attempt to protect the value of its assets as measured in U.S. dollars from unfavorable changes in currency exchange rates and control regulations. (Although the Fund's assets are valued daily in terms of U.S. dollars, the Trust does not intend to convert the Fund's holdings of non-U.S. currencies into U.S. dollars on a daily basis.) It is not currently intended that the Fund speculate in currency exchange rates or forward contracts.

     The Fund may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although currency exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no fees or commissions are charged at any stage for trades.

     When the Fund enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of non-U.S. currency involved in the underlying security transaction, the Fund may be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the non-U.S. currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     When the Manager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of non-U.S. currency approximating the value of some or all of the Fund's securities denominated in such non-U.S. currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in non-U.S. currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of a short-term hedging strategy is highly uncertain. The Fund does not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts obligates the Fund to deliver an amount of non-U.S. currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     The Fund generally would not enter into a forward contract with a term greater than one year. At the maturity of a forward contract, the Fund will either sell the security and make delivery of the non-U.S. currency, or retain the security and terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

     It is impossible to forecast with precision the market value of the Fund's securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

     The Fund may also purchase put options on a non-U.S. currency in order to protect against currency rate fluctuations. If the Fund purchases a put option on a non-U.S. currency and the value of the U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where the Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency.

     The purchase of such options could offset, at least partially, the effects of adverse movements in exchange rates. However, the benefit to the Fund from purchases of non-U.S. currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in non-U.S. currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

     The Fund may write options on non-U.S. currencies for hedging purposes or otherwise to achieve its investment objectives. For example, where the Fund anticipates a decline in the value of the U.S. dollar value of a non-U.S. security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a non-U.S. security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, the Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     Put and call options on non-U.S. currencies written by the Fund will be covered by segregation of cash or liquid securities in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

     Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities denominated in currencies other than the U.S. dollar. Because the securities underlying these receipts are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other currency remains constant, and thus will reduce the value of the receipts covering such securities. The Fund may employ any of the above described non-U.S. currency hedging techniques to protect the value of its assets invested in depositary receipts.

     Of course, the Fund is not required to enter into such transactions and does not do so unless deemed appropriate by the Manager. It should also be realized that these methods of protecting the value of the Fund's securities against a decline in the value of a currency do not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

     The Fund has established procedures consistent with policies of the Securities and Exchange Commission (the "SEC") concerning forward contracts. Since those policies currently recommend that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund expects always to have cash or liquid securities available sufficient to cover any commitments under these contracts or to limit any potential risk.

     LENDING OF SECURITIES
     Consistent with applicable regulatory requirements and in order to generate income, the Fund may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Fund with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund a fee for use of the borrowed securities. The Fund, would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Fund could suffer a loss if the borrower terminates the loan and the Fund is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned would exceed 30% of the market value of the Fund's total assets.

     WHEN-ISSUED SECURITIES
     The Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, the Fund would take delivery of such securities. When the Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with Securities and Exchange Commission policies. Since those policies currently require that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Fund expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Fund does not intend to make such purchases for speculative purposes and intends to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, the Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Manager determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the Fund would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation).

     CONVERTIBLE SECURITIES
     The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the name or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a smaller non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. Convertible securities purchased are not subject to the rating requirements applicable to the Funds' purchase of fixed income investments.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     RULE 144A SECURITIES
     Consistent with applicable investment restrictions, the Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. However, the Fund will not invest more than 15% of its net assets (taken at market value) in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restrictions on resale and restricted securities, unless, in the case of restricted securities, the Board of Trustees of the Trust determines, based on the trading markets for the specific restricted security, that it is liquid. The Trustees have adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations.

     Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Trust's Trustees will carefully monitor the Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. The liquidity of investments in Rule 144A securities could be impaired if trading in Rule 144A securities does not develop or if qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

     ADDITIONAL DISCLOSURE REGARDING DERIVATIVES
     Transactions in options may be entered into on U.S. exchanges regulated by the SEC, in the over-the-counter market and on foreign exchanges, while forward contracts may be entered into only in the over-the-counter market. Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the CFTC and on foreign exchanges. The securities underlying options and futures contracts traded by a Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S. markets.

     Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

     Options, futures contracts, options on futures contracts, forward contracts and swaps may be used alone or in combinations in order to create synthetic exposure to securities in which a Fund otherwise invests, such as non-U.S. government securities.

                          4. INVESTMENT RESTRICTIONS

     The Trust, on behalf of the Fund, has adopted the following policies which may not be changed with respect to the Fund without approval by holders of a majority of the outstanding voting securities of the Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     The Fund may not:

     (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed (or purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund, taken at market value). It is intended that a Fund would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund while effecting an orderly liquidation of portfolio securities.

     (2) Make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value), (b) through the use of repurchase agreements, fixed time deposits or the purchase of short-term obligations or
(c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

     (3) Purchase securities of any issuer if such purchase at the time thereof would cause with respect to 75% of the total assets of the Fund more than 10% of the voting securities of such issuer to be held by the Fund; provided that, for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that a Fund may invest all or substantially all of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

     (4) Purchase securities of any issuer if such purchase at the time thereof would cause as to 75% of the Fund's total assets more than 5% of the Fund's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state); provided that for purposes of this restriction, the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract; and provided further that the Fund may invest all or substantially all of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

     (5) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objectives, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

     (6) Underwrite securities issued by other persons, except that all the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Fund may technically be deemed an underwriter under the Securities Act in selling a security.

     (7) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude any Fund from purchasing or selling futures contracts or options thereon, and the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

     (8) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     NON-FUNDAMENTAL RESTRICTIONS
     The Fund does not as a matter of operating policy:

     (i) borrow money in excess of 10% of the total assets of the Fund (taken at cost), except that the Fund may borrow up to 25% of its total assets when such borrowing is necessary to meet redemption requests (moreover, the Fund will not purchase any securities for the Fund at any time at which borrowings exceed 5% of the total assets of the Fund (taken at market value)),

     (ii) invest more than 20% of is total assets in the securities of issuers located in any one foreign country, except that the Fund may have an additional 15% of its total assets in the securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

     These policies are not fundamental and may be changed by the Fund without the approval of its shareholders.

     PERCENTAGE AND RATING RESTRICTIONS
     If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Registration Statement is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.

                  5. PERFORMANCE INFORMATION AND ADVERTISING

     Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be worth more or less than their original cost.

     The Fund may provide its period and average annualized "total rates of return". The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period which was made at the maximum public offering price and reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized". An "annualized" total rate of return assumes that the period rate of return is generated over a one-year period.

     A total rate of return quotation for the Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

     The Fund may provide annualized "yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one year period and is shown as a percentage of the maximum public offering price on the last day of that period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

     Any current yield quotation for the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the

Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     Yields and total returns quoted for the Fund include the effect of deducting the Fund's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Fund can be purchased only through a variable annuity contract or variable life insurance policy, a prospective purchaser should carefully review the prospectus of the variable annuity contract or variable life insurance policy he or she has chosen for information on relevant charges and expenses. Including these charges in the quotations of the Fund's yield and total return would have the effect of decreasing performance. Performance information for the Fund must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Fund.

     Set forth below is total rate of return information for the shares of the Fund for the periods indicated, assuming that dividends and capital gains distributions, if any, were reinvested.

                                                      Redeemable Value of a
                                                            Hypothetical
                                                         $1,000 Investment
                              Total Rate of Return    at the end of the Period

     CITIFUNDS SMALL CAP
     GROWTH VIP PORTFOLIO
     February 10, 1997
      (commencement of
      operations) to
      December 31, 1997             ______%                     $_______
     One year ended
      December 31, 1998             ______%                     $_______

     The annualized yield of shares of the Fund for the 30-day period ended on December 31, 1998 was -----%.

     From time to time, advertising and marketing material of the Fund may include charts showing the historical performance of hypothetical portfolios comprised of classes of assets similar to those in which the Fund invests. The classes of assets will be represented by the historical performance of specific unmanaged indices. The information contained in such charts should not be viewed as a projection of results of the Fund or as the historical performance of the Fund. In addition, the past performance illustrated by such charts should not be viewed as a guarantee of future results.

               6. DETERMINATION OF NET ASSET VALUE; VALUATION OF
          SECURITIES; ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The net asset value of each share of the Fund is determined each day during which the New York Stock Exchange is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value of shares of the Fund is made once each day as of the close of regular trading on such Exchange by dividing the value of the Fund's net assets (i.e., the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. A share's net asset value is effective for orders received by the Trust prior to its calculation and received by the Distributor prior to the close of the business day on which such net asset value is determined.

     For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. In certain instances, securities are valued on the basis of valuations received from a single dealer, which is usually an established market maker in the security. In these instances, additional dealer valuations are obtained monthly. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

     Interest income on long-term obligations held for the Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

     Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption or repurchase price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

     The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the Securities and Exchange Commission (the "SEC"), exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable;
(b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

     Shares of the Fund may be sold to and held by Separate Accounts that fund variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated Participating Insurance Companies. The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts between affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of affiliated or unaffiliated Participating Insurance Companies, the Participating Insurance Companies may be required to withdraw the assets allocable to some or all of the Separate Accounts from the Fund. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

                                 7. MANAGEMENT

     TRUSTEES
     The Trustees and officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of each Trustee and officer is 21 Milk Street, Boston, Massachusetts.

     TRUSTEES OF THE TRUST

     ELLIOTT J. BERV (aged 56) -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to June, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 24 Atlantic Drive, Scarborough, Maine.

     PHILIP W. COOLIDGE* (aged 47) -- President of the Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

     MARK T. FINN (aged 55) -- President and Director, Delta Financial, Inc. (since June, 1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April, 1990); General Partner and Shareholder, Greenwich Ventures LLC (Investment Partnership) (since January
1996); President and Secretary, Phoenix Trading Co. (Commodity Trading Advisory
Firm) (since March 1997); Director, Vantage Consulting Group, Inc. (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

     RILEY C. GILLEY (aged 72) -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

     DIANA R. HARRINGTON (aged 59) -- Professor, Babson College (since September, 1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September, 1993); Trustee, The Highland Family of Funds (March, 1997 to March,
1998). Her address is 120 Goulding Street, Holliston, Massachusetts.

     SUSAN B. KERLEY (aged 47) -- President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Adviser, Rockefeller & Co. (March, 1988 to July, 1990); Trustee, Mainstay Institutional Funds (since December,
1990). Her address is P.O. Box 9572, New Haven, Connecticut.

     HEATH B. MCLENDON (aged 65) - Chairman, President and Chief Executive Officer of Mutual Management Corp. (since [____]); Managing Director of Salomon Smith Barney (since [____]). His address is 388 Greenwich Street, New York, New York.

     C. OSCAR MORONG, JR. (aged 64) - Chairman of the Board of the Trust; Managing Director, Morong Capital Management (since February, 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired January, 1993); Director, Indonesia Fund; Trustee, MAS Funds (since 1993). His address is 1385 Outlook Drive West, Mountainside, New Jersey.

     WALTER E. ROBB, III (aged 72) -- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

     E. KIRBY WARREN (aged 64) -- Professor of Management, Graduate School of Business, Columbia University (since 1987); Samuel Bronfman Professor of Democratic Business Enterprise (1978 to 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.

     WILLIAM S. WOODS, JR. (aged 78) -- Vice President-Investments, Sun Company, Inc. (retired, April, 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.


     OFFICERS OF THE TRUST

     PHILIP W. COOLIDGE* (aged 47) -- President of the Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

     CHRISTINE A. DRAPEAU* (aged 28) -- Assistant Secretary and Assistant Treasurer of the Trust; Assistant Vice President, Signature Financial Group, Inc. (since January, 1996); Paralegal and Compliance Officer, various financial companies (July, 1992 to January, 1996); Graduate Student, Bentley College (prior to December, 1994).

     TAMIE EBANKS-CUNNINGHAM* (aged 26) -- Assistant Secretary of the Trust; Office Manager, Signature Financial Group (Cayman) Ltd. (since April 1995); Administrator, Cayman Islands Primary School (prior to April 1995). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, British West Indies.

     JOHN R. ELDER* (aged 50) -- Treasurer of the Trust; Vice President, Signature Financial Group, Inc. (since April, 1995); Treasurer, CFBDS (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (1983 to March, 1995).

     LINDA T. GIBSON* (aged 33) -- Secretary of the Trust; Vice President, Signature Financial Group, Inc. (since May, 1992); Assistant Secretary, CFBDS (since October, 1992).

     JAMES E. HOOLAHAN* (aged 52) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Senior Vice President, Signature Financial Group, Inc.

     Susan Jakuboski* (aged 34) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group (Cayman) Ltd. (since August, 1994); Fund Compliance Administrator, Concord Financial Group (November, 1990 to August, 1994).

     MOLLY S. MUGLER* (aged 47) -- Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS.

     CLAIR TOMALIN* (aged 30) -- Assistant Secretary of the Trust; Office Manager, Signature Financial Group (Europe) Limited (since 1993). Her address is 117 Charterhouse Street, London ECIM 6AA.

     SHARON M. WHITSON* (aged 50) -- Assistant Secretary and Assistant Treasurer of the Trust; Assistant Vice President, Signature Financial Group, Inc.

     JULIE J. WYETZNER* (aged 39) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.

     The Trustees and officers of the Trust also hold comparable positions with certain other funds for which CFBDS, Signature Financial Group, Inc. or their affiliates serve as the distributor or administrator.

     The Trustees of the Trust received the following remuneration from the Trust during its fiscal year ended December 31, 1998:


                                                     PENSION OR         ESTIMATED
                                   AGGREGATE         RETIREMENT          ANNUAL       TOTAL COMPENSATION
                                  COMPENSATION     BENEFITS ACCRUED      BENEFITS     FROM TRUST AND FUND
                                     FROM              AS PART            UPON              COMPLEX
              TRUSTEE              THE FUND        OF FUND EXPENSES     RETIREMENT    PAID TO TRUSTEES (1)

     Elliott J. Berv...........      $3,409.27          None              None             $53,150.00
     Philip W. Coolidge........      None               None              None             None
     Mark T. Finn..............      $3,389.53          None              None             $52,100.00
     Riley C. Gilley...........      $3,384.44          None              None             $41,510.00
     Diana R. Harrington.......      $3,545.56          None              None             $59,100.00
     Susan B. Kerley...........      $3,513.95          None              None             $55,110.00
     Heath B. McLendon (2).....      None               None              None             None
     C. Oscar Morong, Jr.......      $3,669.31          None              None             $71,110.00
     Walter E. Robb, III.......      $3,395.04          None              None             $50,110.00
     E. Kirby Warren...........      $3,483.71          None              None             $49,110.00
     William S. Woods, Jr......      $3,484.86          None              None             $54,110.00


          (1) Information relates to the fiscal year ended December 31, 1998. Messrs. Berv, Coolidge, Finn, Gilley, McLendon, Morong, Robb, Warren and Woods and Mses. Harrington and Kerley are trustees of 27, 49, 26, 33, 20, 40, 30, 40, 26, 28 and 28 funds, respectively, of the family of open-end registered investment companies advised or managed by Citibank.
          (2) Mr. McLendon was appointed as a Trustee in February 1999.

     As of ___________, 1999, all Trustees and officers as a group owned less than 1% of the outstanding shares of the Fund. As of the same date, First Citicorp Life Insurance Company owned of record _____% of the shares of the Fund and Citicorp Life Insurance Company owned _____% of the shares of the Fund.

     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust, or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     MANAGER
     Citibank manages the assets of the Fund and provides certain administrative services to the Trust pursuant to a management agreement (the "Management Agreement") with the Trust. Citibank furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting securities transactions for the Fund. The Management Agreement with the Trust will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     Citibank provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. Trustees, officers, and investors in the Trust are or may be or may become interested in Citibank, as directors, officers, employees, or otherwise and directors, officers and employees of Citibank are or may become similarly interested in the Trust.

     The Management Agreement provides that Citibank may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust, when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Management Agreement with the Trust.

     Citibank, if required by state law, will reimburse the Fund or waive all or a portion of its management fees to the extent that the expenses of the Fund exceed the expense limitation prescribed by any state in which the Fund is qualified for offer or sale.

     For the period from February 10, 1997, commencement of operations, to December 31, 1997, the fees payable to Citibank under the Management Agreement were $21,036 (all of which was voluntarily waived). For the period from January 1, 1998 to December 31, 1998, the fees payable to Citibank under the Management Agreement were $_______ (all of which was voluntarily waived).

     Pursuant to a sub-administrative services agreement with Citibank, CFBDS performs such sub-administrative duties for the Trust as from time to time are agreed upon by Citibank and CFBDS. For performing such sub-administrative services, CFBDS receives compensation as from time to time is agreed upon by Citibank, not in excess of the amount paid to Citibank for its services under the Management Agreement with the Trust. All such compensation is paid by Citibank.

     CFBDS is a wholly-owned subsidiary of Signature Financial Group, Inc.

     DISTRIBUTOR
     CFBDS, 21 Milk Street, Boston, Massachusetts 02109 serves as the Distributor of the Trust's shares pursuant to a Distribution Agreement with the

Trust. Unless otherwise terminated, the Distribution Agreement continues in effect from year to year upon annual approval by the Trust's Board of Trustees, or by the vote of a majority of the outstanding shares of the Trust and by the vote of a majority of the Board of Trustees of the Trust who are not parties to the Agreement or interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act. CFBDS is not currently paid a fee for the provision of distribution services with respect to shares of the Fund.

     EXPENSES
     In addition to amounts payable to Citibank under the Management Agreement, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with Citibank, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, and insurance premiums. The Prospectus for the Fund contains more information about the expenses of the Fund.

     TRANSFER AGENT AND CUSTODIAN
     The Trust has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street acts as transfer agent for the Fund. The Trust also has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street, pursuant to which custodial and fund accounting services, respectively, are provided for the Fund. Among other things, State Street calculates the daily net asset value for the Fund. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

     AUDITORS
     PricewaterhouseCoopers LLP are the independent accountants for the Trust providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts 02110.

     COUNSEL
     Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, is the counsel for the Fund.

                           8. PORTFOLIO TRANSACTIONS

     The Trust trades securities for the Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for the Fund are made by a portfolio manager who is an employee of Citibank and who is appointed and supervised by senior officers of Citibank. The portfolio manager may serve other clients in a similar capacity.

     In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which the Manager, or its affiliates exercise investment discretion. The Manager is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Manager, and its affiliates have with respect to accounts over which they exercise investment discretion.

     The investment advisory fee that the Fund pays to Citibank will not be reduced as a consequence of Citibank's receipt of brokerage and research services. While such services are not expected to reduce the expenses of Citibank, Citibank would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

     In certain instances there may be securities that are suitable as an investment for the Fund as well as for one or more of Citibank's other clients. Investment decisions for the Fund and for Citibank's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for the Fund. When purchases or sales of the same security for the Fund and for other portfolios managed by Citibank occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

     For the period from February 10, 1997, commencement of operations, to December 31, 1997, the Fund paid $8,928 in brokerage commissions. For the period from January 1, 1998 to December 31, 1998, the Fund paid $_______ in brokerage commissions.

            9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest ($0.00001 par value per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. The Fund, and CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, and CitiSelect VIP Folio 500 are the only current series of shares of the Trust and the Trust has reserved the right to create and issue additional series of shares. Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no present intention to hold annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

     The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

     The rights accompanying Fund shares are legally vested in the Separate Accounts. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the Separate Accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Fund shares held in Separate Accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. For a further discussion, please refer to the insurance company's Separate Account prospectus.

     The Fund's Transfer Agent maintains a share register for shareholders of record, i.e., the Separate Accounts of the Participating Insurance Companies. Share certificates will not be issued.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

                      10. CERTAIN ADDITIONAL TAX MATTERS

     The Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds, although non-U.S. source income earned by each Fund may be subject to non-U.S. withholding or other taxes. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders.

     The portion of the Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

     Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss; a long-term capital gain realized by an individual shareholder will be eligible for reduced tax rates if the shares were held for more than eighteen months. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

     Any investment by the Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

     The Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

     An investment by the Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

     The Fund may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes may be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold. Investment by the Fund in certain "passive foreign investment companies" may also be limited in order to avoid a tax on the Fund. Investment income received by the Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. The Fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine the Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

     If a Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid. If the Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If the Fund does not qualify or elect to "pass through" to the Fund's shareholders foreign income taxes paid by it, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.

     The Fund will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

     The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

     Early each year, the Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year. Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.

                      11. CERTAIN BANK REGULATORY MATTERS

     The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund. Citibank believes that its services under the Management Agreement and the activities performed by it or its affiliates as Service Agents are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Manager or a Service Agent, the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

                           12. FINANCIAL STATEMENTS

     The audited financial statements of the Fund (Portfolio of Investments at December 31, 1998, Statement of Assets and Liabilities at December 31, 1998, Statement of Operations for the period January 1, 1998 to December 31, 1998, Statement of Changes in Net Assets for the period January 1, 1998 to December 31, 1998, Financial Highlights for the period January 1, 1998 to December 31, 1998, Notes to Financial Statements and Report of Independent Accountants), each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, on behalf of the Fund.

     A copy of the Annual Report for the Fund accompanies this Statement of Additional Information.

                                     PART C



Item 23.  Exhibits.

                  *     a(1)      Amended and Restated Declaration of Trust of the Registrant
               ****     a(2)      Amended and Restated Designation of Series of the Registrant
                  *     b(1)      By-Laws of the Registrant
                ***     b(2)      Amendment to the By-Laws of the Registrant
                ***     d(1)      Management Agreements between the Registrant and Citibank, N.A., as investment manager and administrator
                        d(2)      Form of Management Agreement between the Registrant and Citibank, N.A., as investment manager and administrator to CitiSelect VIP Folio 100
                ***     d(3)      Sub-Management Agreements with Franklin Advisory Services, Inc.
                        d(4)      Form of Sub-Management Agreement with Franklin Advisory Services, Inc.
                                  with respect to CitiSelect VIP Folio 100
                ***     d(5)      Sub-Management Agreements with Hotchkis & Wiley
                        d(6)      Form of Sub-Management Agreement with Hotchkis & Wiley with respect to
                                  CitiSelect VIP Folio 100
                        d(7)      Sub-Management Agreement with Mutual Management Corp.
                        d(8)      Form of Sub-Management Agreement with Mutual Management Corp. with respect to CitiSelect VIP Folio 100
                        d(9)      Form of Sub-Management Agreement with Salomon Brothers Asset Management
                                  Limited
                        d(10)     Form of Sub-Management Agreement with Salomon Brothers Asset Management
                                  Limited with respect to CitiSelect VIP Folio 100
                ***     e(1)      Distribution Agreement between the Registrant and CFBDS, Inc.
                                  (formerly known as The Landmark Funds Broker-Dealer Services, Inc.)
                                  ("CFBDS"), as distributor
                        e(2)      Form of Letter Agreement adding CitiSelect VIP Folio 100 to the
                                  Distribution Agreement between the Registrant and CFBDS
                ***     g(1)      Custodian Contract between the Registrant, on behalf of the Funds, and
                                  State Street Bank and Trust Company ("State Street"), as custodian
                        g(2)      Form of Letter Agreement adding CitiSelect VIP Folio 100 to the
                                  Custodian Contract between the Registrant and State Street, as custodian
                ***     h(1)      Transfer Agency and Service Agreement between the Registrant and State
                                  Street, as transfer agent
                        h(2)      Form of Letter Agreement adding CitiSelect VIP Folio 100 to the
                                  Transfer Agency and Service Agreement between the Registrant and State Street, as transfer agent
                 **     i         Opinion of Bingham Dana LLP
                ***     p         Powers of Attorney


------------------
* Incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A (File No. 333-15119) as filed with the Securities and Exchange Commission on October 30, 1996.
** Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-15119) as filed with the Securities and Exchange Commission on November 15, 1996.
*** Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-15119) as filed with the Securities and Exchange Commission on February 26, 1998.
**** Incorporated by reference to Post-Effective Amendment No. 3 to the
     Registrant's Registration Statement on Form N-1A (File No. 333-15119) as filed with the Securities and Exchange Commission on April 29, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.

Item 25.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to the Registrant's Initial Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and CFBDS, Inc., filed as an Exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 26.  Business and Other Connections of Investment Adviser.

     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (U.S. Fixed Income Portfolio, Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFundsSM Tax Free Income Trust (CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio and CitiFundsSM California Tax Free Income Portfolio), CitiFundsSM Multi-State Tax Free Trust (CitiFundsSM California Tax Free Reserves, CitiFundsSM New York Tax Free Reserves and CitiFundsSM Connecticut Tax Free Reserves), and CitiFundsSM Institutional Trust (CitiFundsSM Institutional Cash Reserves). Citibank and its affiliates manage assets in excess of $290 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     John S. Reed is the Chairman and a Director of Citibank. Victor J. Menezes is the President and a Director of Citibank. William R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp.

     Each of the individuals named above is also a Director of Citigroup Inc. In addition, the following persons have the affiliations indicated:

Paul J. Collins       Director, Kimberly-Clark Corporation


Robert I. Lipp        Chairman, Chief Executive Officer and President,
                      Travelers Property Casualty Co.

John S. Reed          Director, Monsanto Company
                      Director, Philip Morris Companies
                       Incorporated
                      Stockholder, Tampa Tank & Welding, Inc.


William R. Rhodes     Director, Private Export Funding
                       Corporation


H. Onno Ruding        Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                      Director, Pechiney S.A.
                      Advisory Director, Unilever NV and Unilever PLC
                      Director, Corning Incorporated



     Franklin Advisory Services, Inc. ("Franklin"), a sub-adviser with respect to the small cap value securities of Small Cap Value Portfolio, a series of Asset Allocation Portfolios, maintains its principal office at One Parker Plaza, 16th Floor, Fort Lee, New Jersey 07024. Franklin, a Delaware corporation incorporated in 1996, is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned holding company. Franklin is an investment adviser to various open-end and closed-end investment companies.

     William J. Lippman is the President and Director of Franklin Advisory Services, Inc. Mr. Lippman holds a master of business administration degree from New York University and a bachelor of business administration degree from City College of New York. Mr. Lippman also serves as Senior Vice President of Franklin Resources, Inc. and Franklin Management, Inc. and has been with the Franklin Templeton Group since 1988. Prior to joining Franklin Advisers Inc., Mr. Lippman was president of L.F. Rothschild Fund Management, Inc. and has been in the securities industry for over 30 years.

     Each of the individuals named below is an officer and/or Director of Franklin and has the affiliations indicated:



Name:                              Affiliations:


William J. Lippman                 Senior Vice President, Franklin Resources, Inc.
    President and Director         Senior Vice President, Franklin Advisers, Inc.
                                   Senior Vice President, Franklin Templeton Distributors, Inc.
                                   Senior Vice President, Franklin Management, Inc.

                                   Mr. Lippman also serves as officer and/or director
                                   or trustee of eight of the investment companies in
                                   the Franklin Group of Funds.




Charles B. Johnson                 President, Chief Executive Officer and Director, Franklin
    Chairman of the Board and          Resources, Inc.
    Director                       Chairman of the Board and Director, Franklin Advisers, Inc.
                                   Chairman of the Board and Director, Franklin Investment
                                       Advisory Services, Inc.
                                   Chairman of the Board and Director, Franklin Templeton
                                       Distributors, Inc.
                                   Director, Franklin/Templeton Investor Services, Inc.
                                   Director, Franklin Templeton Services, Inc.
                                   Director, General Host Corporation

                                   Mr. Johnson also serves as officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin
                                   Resources, Inc. and of 54 of the investment companies in the
                                   Franklin Templeton Group of Funds.


Rupert H. Johnson, Jr.             Executive Vice President and Director, Franklin Resources, Inc.
   Senior Vice President and       Executive Vice President and Director, Franklin Templeton
   Director                           Distributors, Inc.
                                   President and Director, Franklin Advisers, Inc.
                                   Senior Vice President and Director, Franklin Investment
                                      Advisory Services, Inc.
                                   Director, Franklin/Templeton Investor Services, Inc.

                                   Mr. Johnson also serves as officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 60 of the
                                   investment companies in the Franklin Templeton Group of
                                   Funds.


Deborah R. Gatzek                  Senior Vice President and General Counsel, Franklin Resources,
    Vice President and Assistant       Inc.
    Secretary                      Senior Vice President, Franklin Templeton Distributors, Inc.
                                   Vice President, Franklin Advisers, Inc.
                                   Vice President, Franklin Investment Advisory Services, Inc.

                                   Ms. Gatzek also serves as officer of 60 of the investment
                                   companies in the Franklin Templeton Group of Funds.


Martin L. Flanagan                 Senior Vice President, Chief Financial Officer and Treasurer,
    Treasurer                          Franklin Resources, Inc.
                                   Executive Vice President, Templeton Worldwide, Inc.
                                   Senior Vice President and Treasurer, Franklin Advisers, Inc.
                                   Senior Vice President and Treasurer, Franklin Templeton
                                       Distributors, Inc.
                                   Senior Vice President, Franklin/Templeton Investor Services,
                                       Inc.
                                   Treasurer, Franklin Investment Advisory Services, Inc.

                                   Mr. Flanagan also serves as officer of most other subsidiaries of
                                   Franklin Resources, Inc. and officer, director and/or trustee of
                                   60 of the investment companies in the Franklin Templeton
                                   Group of Funds.




Leslie M. Kratter                  Vice President, Franklin Resources, Inc.
    Secretary                      Vice President, Franklin Institutional Services Corporation
                                   President and Director, Franklin/Templeton Travel, Inc.




     Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. ("Hotchkis"), a sub-adviser to International Portfolio, a series of Asset Allocation Portfolios, maintains its principal office at 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017-5400. Harry Hartford and Sarah Ketterer manage international equity accounts and are also responsible for international investment research. Each serves on the Investment Policy Committee at Hotchkis. Prior to joining Hotchkis, Mr. Hartford was with the Investment Bank of Ireland, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis, Ms. Ketterer was an associate with Bankers Trust and an analyst at Dean Witter.

     Hotchkis became a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. upon the completion of the sale by Hotchkis and Wiley, a Delaware Limited Liability Company and the general partner of Hotchkis & Wiley, a California limited partnership, of all of the partnership interests in Hotchkis & Wiley to Merrill Lynch & Co., Inc., a Delaware corporation, in November of 1996.

     Following are the managing personnel of Hotchkis:


Name and Position:              Other Affiliations:


John F. Hotchkis                Trustee, Hotchkis and Wiley Funds
  Portfolio Manager             Board of Governors, The Music Center
  Chairman                      Director, The Music Center Foundation
                                Director, Los Angeles Philharmonic Orchestra
                                Director, Big Brothers of Greater Los Angeles
                                Director, Executive Service Corps of Southern California
                                Director, KCET
                                Director, Teach for America
                                Trustee, The Lawrenceville School
                                Trustee, Robert Louis Stevenson School
                                Director, Fountainhead Water Company, Inc.


Michael L. Quinn                Head of Merrill Lynch Capital Management Group
  Chief Executive Officer


     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Mutual Management Corp. ("MMC"), a subadviser of the Registrant, reference is made to MMC's current Form ADV (File No. 801-8314) filed under the Advisers Act, incorporated herein by reference.

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Salomon Brothers Asset Management Inc ("SBAM"), a subadviser of the Registrant, reference is made to SBAM's current Form ADV (File No. 801-32046) filed under the Advisers Act, incorporated herein by reference.

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Salomon Brothers Asset Management Limited ("SBAML"), a subadviser of the Registrant, reference is made to SBAML's current Form ADV (File No. 801-43335) filed under the Advisers Act, incorporated herein by reference.

Item 27.  Principal Underwriters.

     (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Short-Term U.S. Government Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM Balanced Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith

Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

     (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

     (c) Not applicable.


Item 28.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                                  ADDRESS


CFBDS, Inc.                                           21 Milk Street
(distributor)                                         Boston, MA 02109

State Street Bank and Trust Company                   1776 Heritage Drive
(transfer agent and custodian)                        North Quincy, MA 02171

Citibank, N.A.                                        153 East 53rd Street
(investment manager)                                  New York, NY 10043



Item 29.  Management Services.

     Not applicable.


Item 30.  Undertakings.

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 12th day of February, 1999.

                                    VARIABLE ANNUITY PORTFOLIOS

                                    By  Philip W. Coolidge
                                        -------------------------------
                                        Philip W. Coolidge
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on February 12, 1999.

     Signature                            Title


Philip W. Coolidge          President, Principal Executive Officer and Trustee
-----------------------
Philip W. Coolidge


John R. Elder               Principal Financial Officer and Principal
-----------------------     Accounting Officer
John R. Elder


Elliott J. Berv*            Trustee
-----------------------
Elliott J. Berv


Mark T. Finn*               Trustee
-----------------------
Mark T. Finn


Riley C. Gilley*            Trustee
-----------------------
Riley C. Gilley


Diana R. Harrington*        Trustee
-----------------------
Diana R. Harrington


Susan B. Kerley*            Trustee
-----------------------
Susan B. Kerley


C. Oscar Morong, Jr.*       Trustee
-----------------------
C. Oscar Morong, Jr.


Walter E. Robb, III*        Trustee
-----------------------
Walter E. Robb, III


E. Kirby Warren*            Trustee
-----------------------
E. Kirby Warren


William S. Woods, Jr.*      Trustee
-----------------------
William S. Woods, Jr.

*By: Philip W. Coolidge
     ---------------------
     Philip W. Coolidge

     Executed by Philip W. Coolidge on behalf of those indicated pursuant to Powers of Attorney.

                                 EXHIBIT INDEX


d(2) Form of Management Agreement between the Registrant and Citibank, N.A., as investment manager and administrator to CitiSelect VIP Folio 100
d(4) Form of Sub-Management Agreement with Franklin Advisory Services, Inc. with respect to CitiSelect VIP Folio 100
d(6) Form of Sub-Management Agreement with Hotchkis & Wiley with respect to CitiSelect VIP Folio 100
d(7)   Sub-Management Agreement with Mutual Management Corp.
d(8) Form of Sub-Management Agreement with Mutual Management Corp. with respect to CitiSelect VIP Folio 100
d(9) Form of Sub-Management Agreement with Salomon Brothers Asset Management Limited
d(10) Form of Sub-Management Agreement with Salomon Brothers Asset Management Limited with respect to CitiSelect VIP Folio 100
e(2) Form of Letter Agreement adding CitiSelect VIP Folio 100 to the Distribution Agreement between the Registrant and CFBDS
g(2) Form of Letter Agreement adding CitiSelect VIP Folio 100 to the Custodian Contract between the Registrant and State Street, as custodian
h(2)   Form of Letter Agreement adding CitiSelect VIP Folio 100 to the
       Transfer Agency and Service Agreement between the Registrant and
       State Street, as transfer agent